Semi-Annual Report
March 31, 2001

[GRAPHIC OMITTED: ILLUSTRATION OF A CHURCH AND CROSS]

Capstone
Social Ethics
and
Religious Values Fund

[GRAPHIC OMITTED: PYRAMID LOGO]

A Member Of
The Capstone Group
of Mutual Funds

CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the semi-annual report for Capstone Social Ethics and Religious Values Fund for the period ended March 31, 2001.

In response to a weakening economy, the Federal Reserve has taken steps to boost economic activity by reducing the Fed Funds rate five times so far this year, with this key rate falling from 6.5% to 4% from the beginning of January to May
15. An easing policy by the Federal Reserve has had a positive impact on equity prices in the past. As this is written, the S&P 500 Index is up about 11% for the quarter and down about 2% year-to-date.

If history provides any guidance, the opportunities in the equity market are brighter now than they have been in some time. While this might seem to be an odd statement in the light of reduced earnings expectations, a slowing economy, layoff announcements, and overall investor gloom, it is supported by experience.

Over nearly the past 50 years, there have been 53 occurrences where the S&P 500 has experienced two back-to-back quarters, which together registered a decline. The average decline of this nature has been -6.78%. The similar 143 "up" periods have risen on average 12.15%. What makes these figures interesting for investors is what happens after the market experiences a decline. Following a back-to-back decline, over the next 12 months, the S&P 500 has increased, on average, by 17.5%. In fact, after a deep decline, it is more likely that the market will rise more sharply than in other periods.

Following in the wake of the double-digit returns of 2000, the bond market posted excellent returns for the first quarter of 2001. Bond investors have witnessed a dramatic reshaping of the yield curve this year as the Federal Reserve responded aggressively to signs of slower economic growth.

Despite the rash of corporate earnings disappointments, corporate bonds actually performed quite well during the first quarter. Corporate yield spreads "tightened" as investors responded positively to the Fed's efforts to cut short-term rates to aid the flagging economy. Going forward, we believe the actions taken by the Fed will be successful in averting a recession. However, we are anticipating several quarters of positive growth well below the "potential" growth rate of 3.5%. First quarter real GDP growth is likely to come in at 2%. Some of the risks to our outlook include: a more severe decline in consumer confidence and spending, rising compensation costs from an escalation of medical insurance premiums, and the expansion of the California electricity crisis to the entire West Coast. If a recession can be averted, we anticipate that corporate bonds will continue to do well. Mortgage backed securities should also do well as we anticipate interest rate volatility is likely to diminish from what we have seen in recent months.

None of this commentary should be heard as a prayer for bear markets. It is rather intended to provide some insight into what the future can hold.

Enclosed is Capstone Asset Management Company's Privacy Policy. This notice is being sent to comply with new privacy regulations of the Securities and Exchange Commission. We thank you for your trust and support and welcome your comments and questions about your account or any other services we provide.

Sincerely,

/s/ Edward L. Jaroski                      /s/ Dan E. Watson
Edward L. Jaroski                          Dan E. Watson
President and Chairman of the Board        Executive Vice President

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                               MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                       ------          -----
SHORT-TERM INVESTMENTS (91.28%)
Aim Prime Portfolio Money Market,
Institutional Class                                  16,597,025    $ 16,597,025
                                                                   ------------

REPURCHASE AGREEMENTS (8.74%)
Fifth Third Bank, 4.63%, dated 03/30/01, due
04/02/01, repurchase price $1,590,522
(collateralized by FNMA Pool #441197, 6.50%,
due 01/01/19, market value
$1,622,203) (Cost $1,590,317)                         1,590,317       1,590,317
                                                                   ------------

TOTAL INVESTMENTS (Cost $18,187,342) (100.02%)                       18,187,342
OTHER ASSETS & LIABILITIES, NET (-.02%)                                  (3,859)
                                                                   ------------
NET ASSETS (100.00%)                                               $ 18,183,483
                                                                   ============

                       See notes to financial statements.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                            SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                      PRINCIPAL        VALUE
                                                      ---------        -----
AGENCY OBLIGATIONS (32.05%)

FEDERAL HOME LOAN BANK (18.68%)
5.19%, 10/20/03                                       1,200,000       1,208,628
5.25%, 04/25/02                                       1,000,000       1,007,660
6.375%, 11/14/03                                      2,000,000       2,075,000
7.65%, 06/13/03                                         750,000         754,455

                                                                   ------------
                                                                      5,045,743
                                                                   ------------

FEDERAL HOME LOAN MORTGAGE CO. (7.69%)
6.375%, 11/15/03                                      2,000,000       2,078,120
                                                                   ------------

FEDERAL NATIONAL MORTGAGE ASSOC. (5.68%)
6.52%, 09/05/02                                       1,000,000       1,028,280
6.85%, 10/03/03                                         500,000         506,015
                                                                   ------------
                                                                      1,534,295
                                                                   ------------

     TOTAL AGENCY OBLIGATIONS (COST $8,505,405)                       8,658,158
                                                                   ------------

CORPORATE BONDS (33.99%)

BANKS (6.49%)
Citicorp, 6.38%, 11/12/02                               700,000         716,282
Wachovia Corp., 6.925%, 10/15/03                      1,000,000       1,035,870

                                                                   ------------
                                                                      1,752,152
                                                                   ------------

CHEMICALS (2.46%)
Air Products & Chemicals, Inc., 8.35%, 01/15/02         650,000         665,158
                                                                   ------------

FINANCIAL SERVICES (11.34%)
Associates Corp. of North America, 6.77%, 04/10/03    1,000,000       1,033,330
Donaldson, Lufkin, & Jenrette, Inc.,
  5.875%, 04/01/02                                      750,000         758,175
GMAC, 6.75%, 10/06/03                                   500,000         513,805
GMAC, 9.625%, 12/15/01                                  150,000         154,573
Lehman Brothers Holdings, Inc., 6.20%, 01/15/02         600,000         603,480

                                                                   ------------
                                                                      3,063,363
                                                                   ------------

RAILROADS (2.82%)
Union Pacific Railroad C. Equipment Trust,
7.32%, 02/01/02                                         750,000         762,330
                                                                   ------------

TELECOMMUNICATIONS (7.59%)
360 Communications Co., 7.125%, 03/01/03              1,000,000       1,023,480
South Western Bell Telephone, 7.00%, 08/19/02         1,000,000       1,026,820

                                                                   ------------
                                                                      2,050,300
                                                                   ------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                            SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

UTILITIES (3.29%)
Mississippi Power Co., 6.05%, 05/01/03                  875,000         888,274
                                                                   ------------


     TOTAL CORPORATE BONDS (COST $8,977,231)                          9,181,577
                                                                   ------------

U.S. TREASURY OBLIGATIONS (30.93%)

U.S. TREASURY BONDS (19.14%)
5.75%, 08/15/03                                       2,000,000       2,064,680
6.25%, 12/15/03                                       3,000,000       3,106,410
                                                                   ------------
                                                                      5,171,090
                                                                   ------------

U.S. TREASURY NOTES (11.79%)
6.25%, 08/31/02                                       3,100,000       3,185,250
                                                                   ------------

     TOTAL U.S. TREASURY OBLIGATIONS (COST $8,081,795)                8,356,340
                                                                   ------------

REPURCHASE AGREEMENTS (1.37%)
Fifth Third Bank, 4.63%, dated 03/30/01,
due 04/02/00, repurchase price $372,433
(collateralized by FNMA Pool #352252,
7.00%, due 07/01/03, market value $379,851)
(Cost $372,385)                                         372,385         372,385
                                                                   ------------

     TOTAL INVESTMENTS (COST $25,936,816) (98.34%)                   26,568,460
     OTHER ASSETS & LIABILITIES, NET (1.66%)                            447,901
                                                                   ------------
 NET ASSETS (100%)                                                 $ 27,016,361
                                                                   ============

Cost for federal income tax at March 31, 2001 was
$25,936,816 And net unrealized appreciation consisted of:
   Gross unrealized appreciation                                   $    631,644
   Gross unrealized depreciation                                             --
                                                                   ------------
  Net unrealized appreciation                                      $    631,644
                                                                   ============

                        See notes to financial statements

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited)
-------------------------------------------------------------------------------------------

                                                                  PRINCIPAL        VALUE
                                                                ---------------------------
AGENCY OBLIGATIONS (17.22%)

FEDERAL FARM CREDIT BANK (2.29%)
5.25%, 05/01/2002                                                 2,000,000    $  2,015,184

FEDERAL HOME LOAN BANK (2.65%)
5.80%, 09/02/2008                                                 2,300,000       2,324,295

FEDERAL HOME LOAN MORTGAGE CO. (6.05%)
4.75%, 12/14/2001                                                 1,000,000       1,001,761
6.30%, 06/01/2004                                                 3,000,000       3,008,643
6.45%, 04/29/2009                                                 1,300,000       1,305,955
                                                                               ------------
                                                                                  5,316,359
                                                                               ------------

FEDERAL NATIONAL MORTGAGE ASSOC. (6.23%)
5.50%, 02/15/2006                                                 1,000,000       1,011,091
6.00%, 05/15/2008                                                 1,500,000       1,540,797
6.375%, 06/15/2009                                                2,800,000       2,928,444
                                                                               ------------
                                                                                  5,480,332
                                                                               ------------

TOTAL AGENCY OBLIGATIONS (Cost $14,528,601)                                      15,136,170
                                                                               ------------

CORPORATE BONDS (30.29%)

AEROSPACE (0.72%)
Lockheed Martin Corp., 7.25%, 05/15/2006                            300,000         314,374
McDonnell Douglas Corp., 6.875%, 11/01/2006                         300,000         315,673
                                                                               ------------
                                                                                    630,047
                                                                               ------------

AIRLINES (0.69%)
AMR Corp., 9.00%, 08/01/2012                                        300,000         306,297
Delta Air Lines, Inc., 9.75%, 05/15/2021                            300,000         297,481
                                                                               ------------
                                                                                    603,778
                                                                               ------------

AUTO PARTS & EQUIPMENT (0.30%)
Autozone, Inc., 6.50%, 07/15/2008                                   300,000         266,920
                                                                               ------------

AUTOMOBILE MANUFACTURERS (0.70%)
DaimlerChrysler Corp., 7.40%, 01/20/2005                            300,000         307,756
General Motors Corp., 7.20%, 01/15/2011                             300,000         307,980
                                                                               ------------
                                                                                    615,736
                                                                               ------------

BANKS (3.66%)
Bank of America Corp., 6.875%, 02/15/2005                           100,000         103,475
BankBoston NA, 6.375%, 04/15/2008                                   300,000         300,137
Bankers Trust Corp., 8.125%, 05/15/2002                             110,000         113,815
First Union Corp., 8.125%, 06/24/2002                               300,000         309,838
Keycorp, 7.50%, 06/15/2006                                          300,000         315,375
Mellon Funding Corp., 6.875%, 03/01/2003                            300,000         309,247
National City Corp., 5.75%, 02/01/2009                              300,000         286,550
PNC Funding Corp., 6.875%, 03/01/2003                               300,000         308,040
Republic New York Corp., 7.75%, 05/15/2002                          290,000         298,863
Southtrust Bank, Inc., 6.125%, 01/09/2028                           175,000         165,962
SunTrust Banks, Inc., 7.375%, 07/01/2006                            300,000         316,618
Wachovia Corp., 6.605%, 10/01/2025                                  175,000         178,632
Wells Fargo Co., 6.875%, 04/01/2006                                 200,000         209,222
                                                                               ------------
                                                                                  3,215,774
                                                                               ------------


CHEMICALS (1.33%)
Dow Chemical Co., 6.85%, 08/15/2013                                 300,000         314,737
Du Pont (E.I.) de Nemours & Co., 8.125%, 03/15/2004                 235,000         253,854
Lubrizol Corp., 5.875%, 12/01/2008                                  300,000         288,852
Rohm & Haas Co., 6.95%, 07/15/2004                                  300,000         309,289
                                                                               ------------
                                                                                  1,166,732
                                                                               ------------

COMPUTER SERVICES & SOFTWARE (0.36%)
Electronic Data Systems Corp., 7.125%, 10/15/2009                   300,000         314,916
                                                                               ------------

COMPUTER SYSTEMS (1.06%)
Hewlett-Packard Co., 7.15%, 06/15/2005                              300,000         314,155
Honeywell International, Inc., 7.50%, 03/01/2010                    300,000         329,461
International Business Machines Corp., 5.375%, 02/01/2009           300,000         284,947
                                                                               ------------
                                                                                    928,563
                                                                               ------------

COSMETICS & TOILETRIES (0.72%)
Kimberly-Clark Corp., 7.00%, 08/15/2023                             300,000         282,588
Procter & Gamble Co., 8.00%, 10/26/2029                             300,000         347,840
                                                                               ------------
                                                                                    630,428
                                                                               ------------

DIVERSIFIED CONGLOMERATES (0.29%)
PPG Industries, Inc., 7.375%, 06/01/2016                            250,000         253,697
                                                                               ------------

ELECTRONIC EQUIPMENT (0.66%)
Emerson Electric Co., 5.85%, 03/15/2009                             300,000         297,241
Motorola, Inc., 6.50%, 03/01/2008                                   300,000         281,772
                                                                               ------------
                                                                                    579,013
                                                                               ------------

FINANCIAL SERVICES (5.84%)
Allstate Corp., 6.75%, 05/15/2018                                   300,000         289,747
Associates Corp. of N. America, 6.50%, 10/15/2002                   300,000         306,570
Bear Stearns Co., Inc., 6.625%, 01/15/2004                          300,000         305,668
Charles Schwab Corp., 8.05%, 03/01/2010                             230,000         252,485
Citigroup, Inc., 5.80%, 03/15/2004                                  300,000         303,743
Duke Capital Corp., 7.50%, 10/01/2009                               300,000         320,278
Ford Motor Credit Co., 8.00%, 06/15/2002                            300,000         309,597
General Electric Capital Corp., 5.50%, 11/01/2001                   200,000         200,077
General Electric Capital Corp., 7.00%, 02/03/2003                   300,000         310,949
General Motors Acceptance Corp., 6.75%, 02/07/2002                  300,000         304,096
Hartford Life, Inc., 7.10%, 06/15/2007                              175,000         184,177
Hartford Life, Inc., 7.65%, 06/15/2027                              200,000         211,162
Household Finance Corp., 6.00%, 05/01/2004                          300,000         302,931
Lehman Brothers, Inc., 6.625%, 02/15/2008                           200,000         200,373
Merrill Lynch & Co., Inc., 6.20%, 01/15/2006                        100,000         100,785
Merrill Lynch & Co., Inc., 8.00%, 06/01/2007                        200,000         218,034
Morgan Stanley Group, Inc., 6.875%, 03/01/2007                      300,000         312,622
Morgan, (J.P.) Co., Inc., 7.60%, 09/15/2004                         300,000         319,740
Toyota Motor Credit Corp., 5.50%, 12/15/2008                        300,000         287,479
Wells Fargo Financial, Inc., 7.00%, 01/15/2003                      100,000         103,261
                                                                               ------------
                                                                                  5,143,774
                                                                               ------------

FOOD & BEVERAGE (1.59%)
Albertson's, Inc., 7.45%, 08/01/2029                                300,000         282,234
Archer-Daniels-Midland Co., 7.125%, 03/01/2013                      300,000         323,354
Campbell Soup Co., 6.90%, 10/15/2006                                300,000         310,734
Heinz, (H.J.) Co., 6.00%, 03/15/2008                                300,000         293,573
Kroger Co., 7.00%, 05/01/2018                                       200,000         191,896
                                                                               ------------
                                                                                  1,401,791
                                                                               ------------


HOUSEHOLD PRODUCTS (0.31%)
Clorox Company, 6.125%, 02/01/2011                                  275,000         273,275
                                                                               ------------

MEDICAL PRODUCTS (0.90%)
American Home Products Corp., 7.90%, 02/15/2005                     300,000         319,451
Bausch & Lomb, Inc., 6.75%, 12/15/2004                              200,000         191,577
Baxter International, Inc., 6.625%, 02/15/2028                      300,000         280,933
                                                                               ------------
                                                                                    791,961
                                                                               ------------

MINING (0.37%)
Alcoa, Inc., 7.375%, 08/01/2010                                     300,000         327,587
                                                                               ------------

MULTIMEDIA (0.33%)
Time Warner, Inc., 6.875%, 06/15/2018                               300,000         286,423
                                                                               ------------

OFFICE EQUIPMENT (0.21%)
Xerox Corp., 7.20%, 04/01/2016                                      300,000         183,375
                                                                               ------------

OIL & GAS (0.90%)
Chevron Capital USA, Inc., 7.45%, 08/15/2004                        300,000         302,420
Southern Union Co., 7.60%, 02/01/2024                               175,000         167,402
Texaco Capital, Inc., 8.50%, 02/15/2003                             300,000         319,070
                                                                               ------------
                                                                                    788,892
                                                                               ------------

PAPER & FOREST PRODUCTS (0.64%)
International Paper Co., 7.62%, 01/15/2007                          250,000         264,107
Weyerhaeuser Co., 7.25%, 07/01/2013                                 300,000         301,471
                                                                               ------------
                                                                                    565,578
                                                                               ------------

PHARMACEUTICAL (0.35%)
Bristol-Myers Squibb Co., 6.80%, 11/15/2026                         300,000         310,783
                                                                               ------------

PIPELINES (0.22%)
Enron Corp., 8.25%, 09/15/2012                                      175,000         197,510
                                                                               ------------

RAILROADS (0.69%)
Norfolk Southern Corp., 6.95%, 05/01/2002                           300,000         304,830
Union Pacific Corp., 6.125%, 01/15/2004                             300,000         302,321
                                                                               ------------
                                                                                    607,151
                                                                               ------------

REAL ESTATE INVESTMENT TRUST (0.24%)
EOP Operating L.P., 7.25%, 02/15/2018                               225,000         209,931
                                                                               ------------

RETAIL STORES (1.16%)
Penney, (J.C.) Co., Inc., 7.25%, 04/01/2002                         100,000          97,632
Safeway, Inc., 7.00%, 09/15/2007                                    300,000         313,626
Sears Roebuck & Co., 6.00%, 03/20/2003                              300,000         301,171
Wal-Mart Stores, Inc., 5.80%, 10/15/2005                            300,000         306,893
                                                                               ------------
                                                                                  1,019,322
                                                                               ------------

TELECOMMUNICATIONS (2.38%)
AT&T Corp., 7.50%, 06/01/2006                                       300,000         315,638
Bell Telephone Co. of Pennsylvania, 6.625%, 09/15/2002              175,000         178,749
GTE Florida, Inc., 6.86%, 02/01/2028                                300,000         285,449
Lucent Technologies, Inc., 7.25%, 07/15/2006                        300,000         248,458
New York Telephone Co., 6.25%, 02/15/2004                           100,000         101,800
New York Telephone Co., 7.25%, 02/15/2024                           100,000          94,102
Pacific Bell, 6.25%, 03/01/2005                                     200,000         204,278
Qwest Corp., 6.375%, 10/15/2002                                     300,000         302,641
Southern New England Telecommunications Corp.,
  7.00%, 08/15/2005                                                 100,000         104,913
WorldCom, Inc., 6.95%, 08/15/2028                                   300,000         257,431
                                                                               ------------
                                                                                  2,093,459
                                                                               ------------


TRANSPORT SERVICES
United Parcel Service, 8.375%, 04/01/2020                           300,000         350,997
                                                                               ------------

UTILITIES (3.07%)
Carolina Power & Light Co., 5.95%, 03/01/2009                       300,000         291,144
Central Power & Light Co., 6.625%, 07/01/2005                       270,000         275,925
Commonwealth Edison Co., 8.625%, 02/01/2022                         150,000         157,322
Consolidated Edison Co. of New York, 6.375%, 04/01/2003             300,000         304,362
Consolidated Natural Gas Co., 6.625%, 12/01/2008                    300,000         301,699
Florida Power & Light Co., 7.00%, 09/01/2025                        300,000         285,495
PECO Energy Co., 5.625%, 11/01/2001                                 300,000         300,883
Public Service Electric & Gas Co., 7.00%, 09/01/2024                300,000         274,826
Tennessee Valley Authority, 6.00%, 03/15/2013                       500,000         504,386
                                                                               ------------
                                                                                  2,696,042
                                                                               ------------

WASTE MANAGEMENT (0.20%)
WMX Technologies, Inc., 6.70%, 05/01/2001                           175,000         176,337
                                                                               ------------

TOTAL CORPORATE BONDS (COST $26,476,248)                                         26,629,792
                                                                               ------------

FOREIGN BONDS (8.58%)

FOREIGN CORPORATE BONDS (4.77%)
ABN Amro Bank N.V., 7.55%, 06/28/2006 +                             300,000         322,299
Amoco Canada Petroleum Co. Ltd., 7.25%, 12/01/2002 +                200,000         207,412
Banque Paribas, 8.35%, 06/15/2007 +                                 225,000         246,882
Barclays Bank Plc, 7.40%, 12/15/2009 +                              300,000         320,808
Bayerische Landesbank Girozentrale, 7.375%, 12/14/2002 +            300,000         310,962
Bell Canada, 9.50%, 10/15/2010 +                                    200,000         225,734
British Telecommunications PLC, 8.125%, 12/15/2010 +                300,000         312,908
Deutsche Bank Financial, Inc., 6.70%, 12/13/2006 +                  175,000         180,577
Dresdner Bank NY, 6.625%, 09/15/2005 +                              300,000         309,274
Hanson Overseas B.V., 7.375%, 01/15/2003 +                          300,000         305,714
Landesbank Baden-Wuerttemberg, 7.625%, 02/01/2023 +                 200,000         221,916
National Westminster Bancorp, Inc., 7.375%, 10/01/2009 +            300,000         320,517
Norsk Hydro ASA, 6.70%, 01/15/2018 +                                300,000         289,321
Schweizerischer Bankverein, 7.00%, 10/15/2015 +                     300,000         311,972
Sony Corp., 6.125%, 03/04/2003 +                                    300,000         305,633
                                                                               ------------
                                                                                  4,191,929
                                                                               ------------

FOREIGN GOVERNMENT REGIONAL (3.81%)
Canadian Government Bond, 6.375%, 11/30/2004 +                      300,000         312,686
Finland Government International Bond, 7.875%, 07/28/2004 +         300,000         323,463
International Bank for Reconstruction &
  Development, 7.00%, 01/27/2005 +                                  400,000         425,490
Italy Government International Bond, 7.25%, 02/07/2005 +            300,000         321,170
Portugal Government International Bond, 5.75%, 10/08/2003 +         350,000         354,048
Province of Manitoba, 8.00%, 04/15/2002 +                           250,000         258,191
Province of Nova Scotia, 7.25%, 07/27/2013 +                        100,000         110,036
Province of Ontario, 5.50%, 10/01/2008 +                            300,000         296,920
Province of Quebec, 6.50%, 01/17/2006 +                             300,000         310,912
Province of Saskatchewan, 8.00%, 02/01/2013 +                       270,000         314,504
Spain Government International Bond, 7.00%, 07/19/2005 +            300,000         320,263
                                                                               ------------
                                                                                  3,347,683
                                                                               ------------

TOTAL FOREIGN BONDS (Cost $7,321,831)                                             7,539,612
                                                                               ------------


U.S. TREASURY OBLIGATIONS (42.26%)

TREASURY NOTES/BONDS (42.26%)
4.75%, 11/15/2008                                                   300,000         296,578
5.625%, 12/31/2002                                                2,500,000       2,557,410
5.75%, 08/15/2003                                                 2,400,000       2,478,115
5.875%, 02/15/2004                                                2,300,000       2,391,119
6.25%, 08/15/2023                                                 3,500,000       3,773,109
6.375%, 08/15/2002                                                4,200,000       4,321,317
6.50%, 08/15/2005                                                 3,250,000       3,492,590
6.75%, 08/15/2026                                                 2,000,000       2,299,530
7.25%, 05/15/2004                                                 1,900,000       2,052,821
7.50%, 02/15/2005                                                 2,800,000       3,089,181
7.50%, 11/15/2001                                                 2,100,000       2,140,780
7.50%, 11/15/2016                                                 2,600,000       3,137,131
7.875%, 02/15/2021                                                2,000,000       2,540,356
8.125%, 08/15/2019                                                2,000,000       2,580,770
                                                                               ------------

TOTAL U.S. TREASURY OBLIGATIONS (COST $36,655,887)                               37,150,807
                                                                               ------------

REPURCHASE AGREEMENTS (0.64%)

Fifth Third Bank, 4.63%, dated 03/30/01, due 04/02/00,
repurchase price $566,852 (collateralized by FNMA
Pool #323836, 7.50%, due 06/01/19, market value $578,144)
(Cost $566,779)                                                     566,779         566,779
                                                                               ------------

     TOTAL INVESTMENTS (COST $85,549,346) (98.99%)                               87,023,160
     OTHER ASSETS & LIABILITIES, NET (1.01%)                                        884,679
                                                                               ------------
     NET ASSETS (100%)                                                         $ 87,907,839
                                                                               ============

+ Denominated in U.S. Dollars

Cost for federal income tax at March 31, 2001 was $85,549,346
And net unrealized appreciation consisted of:
   Gross unrealized appreciation                                               $  2,402,553
   Gross unrealized depreciation                                                   (928,739)
                                                                               ------------
  Net unrealized appreciation                                                  $  1,473,814
                                                                               ============

                        See notes to financial statements

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                      SHARES           VALUE
                                                     --------      ------------
COMMON STOCK (99.05%)

ADVERTISING (0.29%)
Interpublic Group Cos., Inc.                            5,564      $    191,124
Omnicom Group, Inc.                                     3,430           284,278
                                                                   ------------
                                                                        475,402
                                                                   ------------

AEROSPACE & DEFENSE (1.29%)
Boeing Co.                                             14,439           804,397
General Dynamics Corp.                                  3,000           188,220
Goodrich (B.F.) Co.                                     1,631            62,581
Lockheed Martin Corp.                                   6,256           223,026
Northrop Grumman Corp.                                  1,390           120,930
Raytheon Co.                                            5,103           149,926
United Technologies Corp.                               7,960           583,468
                                                                   ------------
                                                                      2,132,549
                                                                   ------------

AIRLINES (0.30%)
AMR Corp.                                               2,954           103,744
Delta Air Lines, Inc.                                   2,720           107,440
Southwest Airlines Co.                                 13,509           239,785
US Airways Group, Inc.*                                 1,293            45,837
                                                                   ------------
                                                                        496,806
                                                                   ------------

APPAREL (0.20%)
Liz Claiborne, Inc.                                     1,040            48,932
Nike, Inc.                                              4,592           186,206
Reebok International Ltd.*                                690            17,153
VF Corp.                                                2,168            75,880
                                                                   ------------
                                                                        328,171
                                                                   ------------

APPLIANCES (0.07%)
Maytag Corp.                                            1,390            44,828
Whirlpool Corp.                                         1,394            69,686
                                                                   ------------
                                                                        114,514
                                                                   ------------

AUTO MANUFACTURERS (0.96%)
Ford Motor Co.                                         36,026         1,013,051
General Motors Corp.                                    9,534           494,338
Navistar International Corp.*                             720            16,416
Paccar, Inc.                                            1,586            71,073
                                                                   ------------
                                                                      1,594,878
                                                                   ------------

AUTO PARTS & EQUIPMENT (0.24%)
Autozone, Inc.*                                         2,297            64,362
Cooper Tire & Rubber Co.                                  330             3,745
Dana Corp.                                              2,765            47,503
Delphi Automotive Systems, Inc.                         7,784           110,299
Goodyear Tire & Rubber Co.                              2,360            56,286
TRW, Inc.                                               1,975            67,150
Visteon Corp.                                           2,698            40,578
                                                                   ------------
                                                                        389,923
                                                                   ------------

BANKS (7.53%)
Amsouth Bancorp                                         5,340            89,765
Bank of America Corp.                                  29,338         1,606,256
Bank of New York Co., Inc.                             13,068           643,468
Bank One Corp.                                         18,604           673,093
BB&T Corp.                                              5,540           194,842
Comerica, Inc.                                          3,488           214,513
Fifth Third Bancorp                                     8,562           457,532
First Union Corp.                                      16,464           543,312
FleetBoston Financial Corp.                            19,942           752,810
Golden West Financial Corp.                             3,830           248,567
Huntington Bancshares                                   3,412            48,621
JP Morgan Chase & Co.                                  31,125         1,397,513
Keycorp                                                 6,330           163,314
Mellon Financial Corp.                                  8,430           341,584
National City Corp.                                     9,284           248,347
Northern Trust Corp.                                    4,370           273,125
Old Kent Financial Corp.                                2,163            82,194
PNC Financial Services Group                            5,985           405,484
Regions Financial Corp.                                 2,960            84,175
SouthTrust Corp.                                        2,320           106,140
State Street Corp.                                      3,310           309,154
Suntrust Banks, Inc.                                    6,315           409,212
Synovus Financial Corp.                                 3,735           100,845
Union Planters Corp.                                    2,310            88,912
US Bancorp                                             30,476           707,043
Wachovia Corp.                                          5,392           324,868
Washington Mutual, Inc.                                10,351           566,717
Wells Fargo & Co.                                      28,144         1,392,284
                                                                   ------------
                                                                     12,473,688
                                                                   ------------

BIOTECHNOLOGY (0.80%)
Amgen, Inc.                                            17,000         1,023,188
Biogen Inc.*                                            2,690           170,311
Chiron Corp.*                                           3,180           139,522
                                                                   ------------
                                                                      1,333,021
                                                                   ------------

BUILDING (0.01%)
Centex Corp.                                              250            10,413
                                                                   ------------

BUILDING PRODUCTS (0.15%)
Masco Corp.                                             6,840           165,118
Vulcan Materials Co.                                    1,760            82,420
                                                                   ------------
                                                                        247,538
                                                                   ------------

CHEMICALS (1.25%)
Air Products & Chemicals, Inc.                          3,698           142,003
Ashland, Inc.                                           1,015            38,976
Dow Chemical Co.*                                      15,576           491,734
Du Pont (E.I.) de Nemours & Co.                        18,424           749,857
Eastman Chemical Co.                                    1,360            66,939
Engelhard Corp.                                           984            25,446
Great Lakes Chemical Corp.                                570            17,522
Hercules, Inc.*                                         1,153            14,977
PPG Industries, Inc.                                    3,265           150,484
Praxair, Inc.                                           2,531           113,009
Rohm & Haas Co.                                         3,498           107,773
Sherwin-Williams Co.                                    2,316            59,012
Sigma Aldrich Corp.                                     1,948            93,262
                                                                   ------------
                                                                      2,070,994
                                                                   ------------

COMMERCIAL SERVICES (0.66%)
Block (H & R), Inc.                                     1,370            68,582
Cendant Corp.                                          10,146           148,030
Convergys Corp.*                                        2,430            87,650
Deluxe Corp.                                            2,617            61,944
Donnelley (R.R.) & Sons Co.                             3,648            95,651
Ecolab, Inc.                                            2,136            90,609
Equifax, Inc.                                           2,260            70,625
McKesson HBOC, Inc.                                     4,069           108,846
Moody's Corp.                                           3,266            90,011
Paychex, Inc.                                           6,362           235,792
Quintiles Transnational Corp.*                          1,350            25,481
Robert Half International, Inc.                           250             5,588
                                                                   ------------
                                                                      1,088,809
                                                                   ------------

COMPONENTS (3.09%)
Advanced Micro Devices, Inc.                            5,978           158,656
Altera Corp.*                                           5,940           127,339
Analog Devices, Inc.*                                   5,730           207,655
Applied Micro Circuits Corp.*                           4,040            66,660
Broadcom Corp.*                                         3,630           104,907
Conexant Systems, Inc.*                                 3,410            30,477
Intel Corp.                                           107,744         2,835,014
LSI Logic Corp.*                                        4,740            74,560
Micron Technology, Inc.                                 8,936           371,112
National Semiconductor Corp.*                           2,700            72,225
QLogic Corp.*                                           1,270            28,575
Texas Instruments, Inc.                                27,868           863,351
Xilinx, Inc.*                                           5,310           186,514
                                                                   ------------
                                                                      5,127,045
                                                                   ------------

COMPUTER HARDWARE (5.14%)
Apple Computer, Inc.*                                   5,258           116,044
Ceridian Corp.*                                         2,290            42,365
Compaq Computer Corp.                                  26,440           481,208
Computer Sciences Corp.                                 3,258           105,396
Dell Computer Corp.*                                   40,272         1,034,487
Electronic Data Systems Corp.                           8,570           478,720
EMC Corp.                                              34,648         1,018,651
Gateway, Inc.*                                          5,060            85,059
Hewlett-Packard Co.                                    32,546         1,017,713
International Business Machines Corp.                  28,516         2,742,669
Lexmark International, Inc.*                            2,080            94,682
NCR Corp.*                                              1,740            67,912
Palm, Inc.*                                             9,097            76,472
Sun Microsystems, Inc.*                                51,124           785,776
Unisys Corp.*                                           5,100            71,400
Veritas Software Corp.*                                 6,359           294,041
                                                                   ------------
                                                                      8,512,595
                                                                   ------------

COMPUTER SERVICES & SOFTWARE (5.01%)
Adobe Systems, Inc.                                     3,880           135,684
Autodesk, Inc.                                          1,220            37,286
Automatic Data Processing, Inc.                        11,570           629,177
BMC Software, Inc.*                                     4,130            88,795
Citrix Systems, Inc.*                                   2,950            62,319
Computer Associates International, Inc.                10,075           274,040
Compuware Corp.*                                        5,090            49,627
First Data Corp.                                        7,681           458,632

IMS Health, Inc.                                        4,862           121,064
Intuit, Inc.*                                           2,720            75,480
Mercury Interactive Corp.*                              1,340            56,112
Microsoft Corp.*                                       84,944         4,645,375
Novell, Inc.*                                           4,239            21,195
Oracle Corp.*                                          89,162         1,335,647
Parametric Technology Corp.*                            3,530            31,991
Peoplesoft, Inc.*                                       4,290           100,547
Siebel Systems, Inc.*                                   6,640           180,608
                                                                   ------------
                                                                      8,303,579
                                                                   ------------

CONSUMER PRODUCTS (0.36%)
American Greetings Corp.                                1,610            17,066
Avery Dennison Corp.                                    2,001           104,092
Cintas Corp.                                            2,210            87,118
Clorox Co.                                              4,752           149,451
Newell Rubbermaid, Inc.                                 7,588           201,082
Tupperware Corp.                                        1,721            41,063
                                                                   ------------
                                                                        599,872
                                                                   ------------

CONTAINERS (0.06%)
Ball Corp.                                                290            13,303
Bemis Co.                                                 755            24,983
Pactiv Corp.*                                           2,248            27,223
Sealed Air Corp.*                                       1,225            40,829
                                                                   ------------
                                                                        106,338
                                                                   ------------

COSMETICS & TOILETRIES (2.20%)
Alberto-Culver Co.                                      1,630            64,646
Avon Products, Inc.                                     4,478           179,075
Colgate-Palmolive Co.                                  11,088           612,723
Gillette Co.                                           18,708           583,128
International Flavors & Fragrances, Inc.                4,216            93,005
Kimberly-Clark Corp.                                    9,276           629,191
Procter & Gamble Co.                                   23,562         1,474,982
                                                                   ------------
                                                                      3,636,750
                                                                   ------------

DISTRIBUTION WHOLESALE (0.08%)
Genuine Parts Co.                                       2,920            75,657
Grainger (W.W.), Inc.                                   1,660            56,191
                                                                   ------------
                                                                        131,848
                                                                   ------------

ELECTRONIC EQUIPMENT (0.99%)
Agilent Technologies, Inc.*                             7,140           219,412
American Power Conversion Corp.*                        1,840            23,719
Applied Biosystems Group - Applera Corp.                3,720           103,230
Emerson Electric Co.                                    7,446           461,354
Jabil Circuit, Inc.*                                    1,560            33,727
Johnson Controls, Inc.                                  1,454            90,817
Millipore Corp.                                           550            25,443
Molex, Inc.                                             3,262           115,088
Parker Hannifin Corp.                                   1,901            75,508
PerkinElmer, Inc.                                         670            35,141
Power-One, Inc.*                                        1,040            15,070
Sanmina Corp.*                                          4,540            88,814
Solectron Corp.*                                        9,210           175,082
Symbol Technologies, Inc.                               2,400            83,760
Tektronix, Inc.*                                        1,140            31,110
Thermo Electron Corp.                                   2,082            46,803
Thomas & Betts Corp.                                      605            10,503
                                                                   ------------
                                                                      1,634,581
                                                                   ------------

ENGINEERING (0.05%)
Fluor Corp.                                             1,810            80,545
McDermott International, Inc.*                            440             5,566
                                                                   ------------
                                                                         86,111
                                                                   ------------

ENTERTAINMENT & LEISURE (0.12%)
Brunswick Corp.                                         1,744            34,235
Hasbro, Inc.                                            3,175            40,958
Mattel, Inc.                                            6,541           116,037
                                                                   ------------
                                                                        191,230
                                                                   ------------

ENVIRONMENTAL CONTROL (0.17%)
Allied Waste Industries, Inc.*                          1,870            29,322
Waste Management, Inc.                                 10,023           247,568
                                                                   ------------
                                                                        276,890
                                                                   ------------

FINANCIAL SERVICES (6.41%)
American Express Co.                                   21,498           887,867
Bear Stearns Cos., Inc.                                 1,037            47,432
Capital One Financial Corp.                             3,110           172,605
CIT Group, Inc.                                         2,050            59,204
Citigroup, Inc.                                        80,516         3,621,610
Countrywide Credit Industrial, Inc.                     1,500            74,025
Fannie Mae                                             16,431         1,307,908
Franklin Resources, Inc.                                3,610           141,187
Frederal Home Loan Mortgage Corp.                      11,028           714,945
Household International, Inc.                           7,669           454,312
Lehman Brothers Holdings, Inc.                          3,420           214,434
MBNA Corp.                                             12,755           422,190
Merrill Lynch & Co.                                    12,474           691,060
Morgan Stanley Dean Witter & Co.                       17,794           951,979
Providian Financial Corp.                               4,752           233,086
Schwab (Charles) Corp.                                 19,715           304,005
Stilwell Financial, Inc.                                3,420            91,724
T Rowe Price Group, Inc.                                1,610            50,413
USA Education, Inc.                                     2,500           181,625
                                                                   ------------
                                                                     10,621,611
                                                                   ------------

FOOD (3.30%)
Albertson's, Inc.                                       7,812           248,578
Archer-Daniels-Midland Co.                             15,982           210,163
Campbell Soup Co.                                      10,134           302,703
General Mills, Inc.                                     8,008           344,424
Heinz (H.J.) Co.                                       10,017           402,683
Hershey Foods Corp.                                     5,420           375,714
Kellogg Co.                                             9,190           248,406
Kroger Co.*                                            16,954           437,244
Quaker Oats Co.                                         4,331           424,438
Ralston Purina Group                                    6,368           198,363
Safeway, Inc.*                                          9,360           516,204
Supervalu, Inc.                                         4,340            57,852
Sysco Corp.                                            16,976           450,034
Unilever NV*                                           13,260           698,006
Winn-Dixie Stores, Inc.                                 3,390            96,174
Wrigley (WM.) Jr. Co.                                   9,370           452,103
                                                                   ------------
                                                                      5,463,089
                                                                   ------------

FOREST PRODUCTS & PAPER (0.47%)
Boise Cascade Corp.                                       485            15,229
Georgia-Pacific Group                                   3,016            88,671
International Paper Co.                                 7,541           272,079
Louisiana-Pacific Corp.                                   970             9,322
Mead Corp.                                              1,360            34,122
Potlatch Corp.                                            360            11,502
Temple-Inland, Inc.                                       820            36,285
Westvaco Corp.                                          1,436            34,794
Weyerhaeuser Co.                                        3,924           199,300
Willamette Industries, Inc.                             1,666            76,636
                                                                   ------------
                                                                        777,940
                                                                   ------------

GAS - DISTRIBUTION (0.14%)
KeySpan Corp.                                             930            35,461
Nicor, Inc.                                             1,490            55,532
Peoples Energy Corp.                                    1,290            50,142
Sempra Energy                                           3,995            93,004
                                                                   ------------
                                                                        234,139
                                                                   ------------

HEALTH CARE (0.81%)
Aetna, Inc.*                                            3,104           111,497
HCA - The Healthcare Co.                                9,872           397,545
Healthsouth Corp.*                                      5,860            75,535
Humana, Inc.*                                           2,525            26,462
Manor Care, Inc.*                                       1,785            36,414
Tenet Healthcare Corp.                                  5,613           246,972
UnitedHealth Group, Inc.                                5,670           336,004
Wellpoint Health Networks, Inc.*                        1,240           118,184
                                                                   ------------
                                                                      1,348,613
                                                                   ------------

HOME FURNISHINGS (0.03%)
Leggett & Platt, Inc.                                   2,800            53,844
                                                                   ------------

HOTELS (0.21%)
Hilton Hotels Corp.                                     5,520            57,684
Marriott International, Inc.                            5,853           241,027
Starwood Hotels & Resorts Worldwide, Inc.               1,270            43,192
                                                                   ------------
                                                                        341,903
                                                                   ------------

INSURANCE (4.26%)
Aflac, Inc.                                             9,760           268,790
Allstate Corp.                                         13,976           586,153
AMBAC Financial Group, Inc.                               460            29,178
American General Corp.                                 10,094           386,096
American International Group, Inc.                     37,705         3,035,253
AON Corp.                                               4,274           151,727
Chubb Corp.                                             2,630           190,517
Cigna Corp.                                             2,918           313,276
Cincinnati Financial Corp.                              2,770           105,087
Conseco, Inc.                                           3,316            53,388
Hartford Financial Services Group, Inc.                 3,728           219,952
Jefferson-Pilot Corp.                                   1,979           134,354
Lincoln National Corp.                                  3,408           144,738
Marsh & McLennan Cos                                    5,113           485,888
MBIA, Inc.                                              1,300           104,884
Metlife, Inc.                                           8,900           267,445
MGIC Investment Corp.                                   1,460            99,893
Progressive Corp.                                         930            90,257
Safeco Corp.                                            1,779            50,146
St Paul Cos                                             3,490           153,734
Torchmark Corp.                                         2,020            78,437
UnumProvident Corp.                                     3,560           104,023
                                                                   ------------
                                                                      7,053,216
                                                                   ------------

INTERNET (0.18%)
BroadVision, Inc.*                                      3,760            20,093
Sabre Holdings Corp.                                    2,784           128,536
Sapient Corp.*                                          1,640            11,788
Yahoo, Inc.*                                            9,030           142,223
                                                                   ------------
                                                                        302,640
                                                                   ------------

MACHINERY, GENERAL INDUSTRIAL (0.54%)
Black & Decker Corp.                                    1,341            49,281
Briggs & Stratton                                         180             6,906
Caterpillar, Inc.                                       6,262           277,908
Cummins Engine Co., Inc.                                  460            17,268
Deere & Co.                                             4,008           145,651
Dover Corp.                                             3,200           114,688
Ingersoll-Rand Co.                                      2,753           109,322
Rockwell International Corp.                            3,216           116,902
Snap-On, Inc.                                             560            16,307
Stanley Works                                           1,400            46,130
                                                                   ------------
                                                                        900,363
                                                                   ------------

MEDIA (3.50%)
AOL Time Warner, Inc.*                                 69,830         2,803,675
Clear Channel Communications                           10,460           569,547
Comcast Corp.*                                         18,060           757,391
Dow Jones & Co., Inc.                                   2,435           127,472
Gannett Co., Inc.                                       6,254           373,489
Harcourt General, Inc.                                  1,684            93,748
Knight Ridder, Inc.                                     2,209           118,645
McGraw-Hill Cos., Inc.                                  4,240           252,916
Meredith Corp.                                          2,178            76,034
New York Times Co.                                      4,274           175,106
Tribune Co.                                             7,057           287,502
Univision Communications, Inc.*                         4,090           156,075
                                                                   ------------
                                                                      5,791,600
                                                                   ------------

MEDICAL PRODUCTS (2.82%)
Bard (C.R.), Inc.                                       1,180            53,572
Bausch & Lomb, Inc.                                     1,055            48,171
Baxter International, Inc.                              6,433           605,603
Becton Dickinson & Co.                                  4,460           157,527
Biomet, Inc.                                            3,255           128,216
Boston Scientific Corp.*                                6,822           137,668
Guidant Corp.*                                          5,376           241,866
Johnson & Johnson                                      24,116         2,109,427
Medtronic, Inc.                                        20,492           937,304
St. Jude Medical, Inc.                                  1,557            83,845
Stryker Corp.                                           3,400           177,650
                                                                   ------------
                                                                      4,680,849
                                                                   ------------

METALS (0.60%)
Alcan, Inc.                                             3,667           132,012
Alcoa, Inc.                                            14,758           530,550
Barrick Gold Corp.                                      5,991            85,611
Freeport-McMoran Copper & Gold, Inc.*                   1,590            20,750

Homestake Mining Co.                                    3,400            17,884
Inco Ltd.*                                              3,457            51,267
Newmont Mining Corp.                                    2,258            36,399
Phelps Dodge Corp.                                      1,475            59,266
Placer Dome, Inc.                                       4,407            38,121
Timken Co.                                                670            10,485
Worthington Industries, Inc.                            1,410            13,113
                                                                   ------------
                                                                        995,458
                                                                   ------------

MISCELLANEOUS MANUFACTURING (6.23%)
Cooper Industries, Inc.                                 1,664            55,661
Crane Co.                                                 720            18,756
Danaher Corp.                                           2,320           126,579
Eastman Kodak Co.                                       7,144           284,974
Eaton Corp.                                             1,230            84,255
FMC Corp.*                                                320            23,565
General Electric Co.                                  158,518         6,635,563
Honeywell International, Inc.                          13,028           531,542
Illinois Tool Works                                     5,846           332,287
ITT Industries, Inc.                                    1,258            48,748
Minnesota Mining & Manufacturing Co.                    7,142           742,054
National Service Industries, Inc.                       1,400            32,830
Pall Corp.                                              1,589            34,831
Textron, Inc.                                           2,830           160,857
Tyco International Ltd.                                28,031         1,211,780
                                                                   ------------
                                                                     10,324,282
                                                                   ------------

MOTORCYCLE MANUFACTURERS (0.13%)
Harley-Davidson, Inc.                                   5,590           212,140
                                                                   ------------

OFFICE EQUIPMENT (0.13%)
Pitney Bowes, Inc.                                      4,524           157,209
Xerox Corp.                                            10,532            63,087
                                                                   ------------
                                                                        220,296
                                                                   ------------

OIL & GAS (6.49%)
Amerada Hess Corp.                                      1,468           114,680
Baker Hughes, Inc.                                      3,960           143,788
Chevron Corp.                                          11,987         1,052,459
Conoco, Inc.                                            9,850           278,262
Exxon Mobil Corp.                                      56,641         4,587,921
Halliburton Co.                                         6,378           234,391
Nabors Industries, Inc.*                                1,750            90,720
Noble Drilling Corp.*                                   1,330            61,393
Occidental Petroleum Corp.                              5,063           125,309
Phillips Petroleum Co.                                  4,174           229,779
Rowan Cos., Inc.*                                         220             6,050
Royal Dutch Petroleum Co.                              36,370         2,016,353
Schlumberger Ltd.                                       9,920           571,491
Sunoco, Inc.                                            1,790            58,050
Texaco, Inc.                                           10,322           685,381
Tosco Corp.                                             1,280            54,733
Transocean Sedco Forex, Inc.                            4,387           190,176
Unocal Corp.                                            3,442           118,990
USX Marathon Group, Inc.                                4,876           131,408
                                                                   ------------
                                                                     10,751,334
                                                                   ------------

OIL EXPLORATION & PRODUCTION (0.40%)
Anadarko Petroleum Corp.                                3,623           227,452
Apache Corp.                                            1,510            86,991
Burlington Resources, Inc.                              2,807           125,613
Devon Energy Corp.                                      1,470            85,554
EOG Resources, Inc.                                       740            30,510
Kerr-McGee Corp.                                        1,560           101,244
                                                                   ------------
                                                                        657,364
                                                                   ------------

PHARMACEUTICALS (9.96%)
Abbott Laboratories                                    27,026         1,275,357
Allergan, Inc.                                          2,480           183,892
Alza Corp.*                                             4,140           167,670
American Home Products Corp.                           22,220         1,305,425
Bristol-Myers Squibb Co.                               33,308         1,978,495
Cardinal Health, Inc.                                   5,200           503,100
Eli Lilly & Co.                                        19,335         1,482,221
Forest Laboratories, Inc.*                              2,920           172,981
King Pharmaceuticals, Inc.*                             2,360            96,170
Medimmune, Inc.*                                        3,400           121,975
Merck & Co., Inc.                                      38,450         2,918,355
Pfizer Inc.                                           103,232         4,227,350
Pharmacia Corp.                                        21,475         1,081,696
Schering-Plough Corp.                                  24,810           906,309
Watson Pharmaceutical, Inc.*                            1,680            88,368
                                                                   ------------
                                                                     16,509,364
                                                                   ------------

PIPELINES (1.13%)
Dynegy, Inc.                                            4,650           237,196
EL Paso Corp.                                           8,571           559,686
Enron Corp.                                            12,252           711,841
Kinder Morgan, Inc.                                     1,290            68,628
Williams Cos., Inc.                                     7,070           302,950
                                                                   ------------
                                                                      1,880,301
                                                                   ------------

RETAIL (6.12%)
Bed Bath & Beyond, Inc.*                                4,760           116,918
Best Buy Co., Inc.*                                     3,360           120,826
Circuit City Stores, Inc.                               3,410            36,146
Consolidated Stores Corp.*                              1,330            13,367
Costco Wholesale Corp.                                  7,690           301,832
CVS Corp.                                               6,624           387,438
Dillards, Inc.                                          1,090            23,915
Dollar General Corp.                                    5,191           106,104
Federated Department Stores, Inc.*                      3,617           150,286
Gap, Inc.                                              13,715           325,320
Home Depot, Inc.                                       37,789         1,628,706
K Mart Corp.*                                           6,188            58,167
Kohls Corp.*                                            5,790           357,185
Limited, Inc.                                           7,630           119,944
Longs Drug Stores Corp.                                   690            20,396
Lowe's Cos                                              6,458           377,470
May Department Stores Co.                               6,248           221,679
Nordstrom, Inc.                                         2,290            37,281
Office Depot, Inc.*                                     4,880            42,700
Penney (J.C.) Co.                                       4,497            71,907
RadioShack Corp.                                        3,370           123,645
Sears, Roebuck & Co.                                    6,514           229,749
Staples, Inc.*                                          7,200           107,100
Target Corp.                                           15,148           546,540
Tiffany & Co.                                           1,850            50,412
TJX Cos., Inc.                                          4,910           157,120
Toys R US, Inc.*                                        3,481            87,373
Walgreen Co.                                           16,576           676,301
Wal-Mart Stores, Inc.                                  72,148         3,643,474
                                                                   ------------
                                                                     10,139,301
                                                                   ------------

SEMICONDUCTOR EQUIPMENT (0.81%)
Applied Materials, Inc.*                               13,160           572,460
Kla-Tencor Corp.*                                       2,950           116,156
Linear Technology Corp.                                 5,230           214,757
Maxim Integrated Products*                              4,670           194,225
Novellus Systems, Inc.*                                 2,160            87,615
Teradyne, Inc.*                                         2,660            87,780
Vitesse Semiconductor Corp.*                            2,790            66,437
                                                                   ------------
                                                                      1,339,430
                                                                   ------------

STEEL (0.06%)
Allegheny Technologies, Inc.                            1,316            22,911
Nucor Corp.                                             1,571            62,950
USX-U.S. Steel Group, Inc.                              1,213            17,819
                                                                   ------------
                                                                        103,680
                                                                   ------------

TELECOMMUNICATIONS (9.64%)
Adaptec, Inc.*                                          1,370            11,881
ADC Telecommunications, Inc.*                          11,140            94,690
Alltel Corp.                                            5,348           280,556
Andrew Corp.*                                           1,062            15,266
AT&T Corp.                                             63,532         1,353,232
Avaya, Inc.*                                            4,324            56,212
BellSouth Corp.                                        31,606         1,293,318
Cabletron Systems, Inc.*                                2,760            35,604
CenturyTel, Inc.                                        2,080            59,800
Cisco Systems, Inc.*                                  114,468         1,810,025
Comverse Technology, Inc.*                              2,480           146,047
Corning, Inc.                                          14,189           293,570
Global Crossing Ltd.*                                  12,943           174,601
JDS Uniphase Corp.*                                    19,580           361,006
Lucent Technologies, Inc.                              51,981           518,251
Motorola, Inc.                                         33,498           477,681
Network Appliance, Inc.*                                5,000            84,063
Nextel Communications, Inc*                            11,820           169,912
Nortel Networks Corp.                                  47,928           673,388
Qualcomm, Inc.*                                        11,850           671,006
Qwest Communications International, Inc.*              27,086           949,364
SBC Communications, Inc.                               54,925         2,451,303
Scientific-Atlanta, Inc.                                2,410           100,232
Sprint Corp. (FON Group)                               15,842           348,366
Sprint Corp. (PCS Group)*                              13,070           248,330
Tellabs, Inc.*                                          6,382           259,668
Verizon Communications, Inc.                           44,511         2,194,392
WorldCom, Inc.*                                        44,669           834,752
                                                                   ------------
                                                                     15,966,516
                                                                   ------------

TRANSPORTATION (0.50%)
Burlington Northern Santa Fe Corp.                      6,624           201,237
CSX Corp.                                               3,215           108,345
FedEx Corp.*                                            4,396           183,225
Norfolk Southern Corp.                                  5,636            94,347
Union Pacific Corp.                                     4,283           240,919
                                                                   ------------
                                                                        828,073
                                                                   ------------

TRUCKING & LEASING (0.01%)
Ryder System, Inc.                                      1,280            23,027
                                                                   ------------

UTILITIES (3.15%)
AES Corp.*                                              7,730           386,191
Allegheny Energy, Inc.                                  1,140            52,736
Ameren Corp.                                            2,978           121,949
American Electric Power                                 6,034           283,598
Calpine Corp.*                                          3,850           212,019
Cinergy Corp.                                           2,564            86,022
CMS Energy Corp.                                        1,860            55,037
Consolidated Edison, Inc.                               4,569           169,510
Constellation Energy Group, Inc.                        3,059           134,902
Dominion Resources, Inc.                                4,874           314,227
DTE Energy Co.                                          2,749           109,410
Duke Energy Corp.                                      13,326           569,553
Edison International*                                   5,376            67,953
Entergy Corp.                                           4,265           162,070
Exelon Corp.                                            6,574           431,254
FirstEnergy Corp.                                       3,775           105,398
FPL Group, Inc.                                         3,869           237,170
GPU, Inc.                                               1,905            61,893
Niagara Mohawk Holdings, Inc.*                          3,710            62,699
PG&E Corp.*                                             6,899            85,893
Pinnacle West Capital Corp.                             1,290            59,172
PPL Corp.                                               1,615            70,996
Progress Energy, Inc.                                   3,444           148,333
Public Service Enterprise Group, Inc.                   4,457           192,364
Reliant Energy, Inc.                                    5,360           242,540
Southern Co.                                           11,830           415,115
TXU Corp.                                               4,991           206,228
XCEL Energy, Inc.                                       5,780           174,036
                                                                   ------------
                                                                      5,218,268
                                                                   ------------

TOTAL COMMON STOCK (Cost $193,482,950)                              164,102,185
                                                                   ------------

MISCELLANEOUS INVESTMENTS (0.67%)
S & P 500 Depositary Receipt (Cost $1,121,990)          9,500         1,108,555
                                                                   ------------

REPURCHASE AGREEMENTS (0.20%)
Fifth Third Bank, 4.63%, dated 03/30/01,
due 04/02/01, repurchase price $336,637
(collateralized by FNMB Pool #313882,
7.00%, due 12/01/17, market value
$343,387) (Cost $337,421)                             336,637           336,637
                                                                   ------------

     TOTAL INVESTMENTS (Cost $194,941,577) (99.92%)                 165,547,377
     OTHER ASSETS AND LIABILITIES, NET (0.08%)                          130,172
                                                                   ------------
          NET ASSETS (100%)                                        $165,677,549
                                                                   ============

* Non-income producing investment
ADR - American Depository Receipt

Cost for federal income tax at March 31, 2001 was $194,941,577 and net unrealized depreciation consisted of:
   Gross unrealized appreciation                                   $ 10,388,213
   Gross unrealized depreciation                                    (39,782,412)
                                                                   ------------
  Net unrealized depreciation                                      $(29,394,199)
                                                                   ============

                        See notes to financial statements

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                     --------------------------
COMMON STOCK (99.60%)

ADVERTISING (0.37%)
Penton Media, Inc.                                      8,530      $    124,112
Advo, Inc.                                              4,595           169,556
                                                                   ------------
                                                                        293,668
                                                                   ------------

AEROSPACE & DEFENSE (1.17%)
AAR Corp.                                               6,172            78,755
Alliant Techsystems, Inc.*                              3,429           303,638
BE Aerospace, Inc.*                                     5,910           108,595
Esterline Technologies Corp.*                           4,820           104,835
Gencorp, Inc.                                           6,920            73,490
Kaman Corp.                                             4,873            79,795
Orbital Sciences Corp.*                                12,392            74,352
Teledyne Technologies, Inc.*                            7,400           103,600
                                                                   ------------
                                                                        927,060
                                                                   ------------

AGRICULTURAL (0.53%)
Agribrands International, Inc.*                         3,130           168,957
Delta & Pine Land Co.                                  10,286           247,893
                                                                   ------------
                                                                        416,850
                                                                   ------------

AIRLINES (0.79%)
Atlantic Coast Airlines Holdings, Inc.*                 9,200           193,200
Frontier Airlines, Inc.*                                4,040            49,237
Mesa Air Group, Inc.*                                   3,650            23,869
Midwest Express Holdings, Inc.*                         2,850            57,707
Skywest, Inc.                                          12,990           302,018
                                                                   ------------
                                                                        626,031
                                                                   ------------

APPAREL (2.09%)
Gymboree Corp.*                                         5,630            56,300
Haggar Corp.                                            2,970            38,053
Kellwood Co.                                            6,900           143,175
K-Swiss, Inc.                                           2,710            69,444
Nautica Enterprises, Inc.*                              7,636           136,971
Oshkosh B'gosh, Inc.                                    4,070           103,784
Oxford Industries, Inc.                                 4,030            72,943
Phillips-Van Heusen Corp.                               6,090            91,837
Quiksilver, Inc.*                                       5,960           158,237
Russell Corp.                                           5,760           107,712
Stride Rite Corp.                                       7,880            59,100
Timberland Co.*                                         9,646           490,017
Wolverine World Wide, Inc.                              9,018           131,482
                                                                   ------------
                                                                      1,659,055
                                                                   ------------

AUTO PARTS & EQUIPMENT (1.15%)
Copart, Inc.*                                          12,990           139,383
Discount Auto Parts, Inc.*                              8,076            85,606
Group 1 Automotive, Inc.*                              10,331            78,928
O'Reilly Automotive, Inc.*                             10,490           209,144
PEP Boys-Manny Moe & Jack                               9,730            59,256
Standard Motor Products, Inc.                          13,380           274,155
Tower Automotive, Inc*                                  5,200            65,260
                                                                   ------------
                                                                        911,732
                                                                   ------------

AUTOS & TRUCKS (0.27%)
Oshkosh Truck Corp.                                     3,890           138,095
Wabash National Corp.                                   7,220            74,005
                                                                   ------------
                                                                        212,100
                                                                   ------------

BANKS (8.20%)
Anchor Bancorp Wisconsin, Inc.                          7,030            62,021
Centura Banks, Inc.                                     9,926           490,841
Chittenden Corp.                                        7,469           260,832
Commerce Bancorp, Inc./New Jersey                      10,120           448,140
Commercial Federal Corp.                               13,252           361,260
Community First Bankshares                              8,360           204,298
Cullen/Frost Bankers, Inc.                              5,320           453,881
Downey Financial Corp.                                  6,700           306,046
East-West Bancorp, Inc.                                11,005           102,410
First Bancorp                                           3,700           173,530
First Midwest Bancorp, Inc.                            15,147           309,791
Firstfed Financial Corp.                                7,463            73,640
GBC Bancorp California                                  5,966           105,450
Hudson United Bancorp                                   2,510           343,836
MAF Bancorp, Inc.                                       9,555           189,983
New York Community Bancorp, Inc.                       10,230           358,223
Provident Bankshares Corp.                             11,560           166,985
Riggs National Corp. Washington D.C                    11,160            94,710
South Financial Group, Inc. (The)                       3,040           164,730
Southwest Bancorp Of Texas, Inc.*                       7,088           220,565
Staten Island Bancorp, Inc.                             4,470           215,883
Sterling Bancshares, Inc. Texas                        16,200            43,925
Susquehanna Bancshares, Inc.                            6,756           171,990
Trustco Bank Corp. New York                             2,630           131,711
UCBH Holdings, Inc.                                     6,940           148,010
United Bankshares, Inc.                                12,353           246,915
Washington Federal, Inc.                                8,670           367,185
Whitney Holding Corp.                                  14,949           280,419
                                                                   ------------
                                                                      6,497,210
                                                                   ------------

BIOTECHNOLOGY (1.14%)
Advanced Tissue Sciences, Inc.*                        11,830            46,581
Bio-Technology General Corp.*                          15,350            95,783
Cambrex Corp.                                           6,244           259,438
Cryolife, Inc.*                                         4,405           114,222
Enzo Biochemical, Inc.*                                 7,363           123,625
Organogenesis, Inc.*                                    8,420            68,622
Regeneron Pharmaceutical, Inc.*                         8,830           195,916
                                                                   ------------
                                                                        904,187
                                                                   ------------

BUILDING (3.25%)
Champion Enterprises Inc.*                              9,615            49,517
Coachmen Industries, Inc.                               3,930            35,174
DR Horton, Inc.                                        18,246           385,903
Fleetwood Enterprises, Inc.                            10,660            96,473
Foster Wheeler Corp.                                   11,020           197,919
Insituform Technologies, Inc.*                          5,970           194,771
MDC Holdings, Inc.                                      6,335           249,282
Monaco Coach Corp.*                                     5,330            95,727
NVR, Inc.*                                              2,270           370,009
Ryland Group, Inc.                                      3,529           146,454
Skyline Corp.                                           4,520            97,495
Standard-Pacific Corp.                                  7,820           165,002
Toll Brothers, Inc.*                                    8,085           311,273
URS Corp.                                               4,360            82,840
Winnebago Industries                                    5,460            96,641
                                                                   ------------
                                                                      2,574,480
                                                                   ------------

BUILDING MATERIALS (1.17%)
Butler Manufacturing Co.                                3,515            80,845
Elcor Corp.                                             6,750            94,365
Florida Rock Industries, Inc.                           5,160           203,613
Lennox International, Inc.                             12,530           129,059
Simpson Manufacturing Co., Inc.*                        3,570           176,001
Texas Industries, Inc.                                  5,850           169,826
Universal Forest Products, Inc.                         4,770            72,146
                                                                   ------------
                                                                        925,855
                                                                   ------------

CHEMICALS (1.72%)
Arch Chemicals, Inc.                                    5,960           126,947
Chemfirst, Inc.                                         5,217           139,033
Georgia Gulf Corp.                                      9,700           168,877
MacDermid, Inc.                                         9,550           172,664
OM Group, Inc.                                          5,751           306,241
Omnova Solutions, Inc.                                  4,760            31,606
Penford Corp.                                           2,660            23,441
PolyOne Corp.                                          19,970           181,727
Quaker Chemical Corp.                                   3,480            61,561
Wellman, Inc.                                           7,850           151,113
                                                                   ------------
                                                                      1,363,210
                                                                   ------------

COMMERCIAL SERVICES (2.98%)
Aaron Rents, Inc.                                       5,010            80,661
ABM Industries, Inc.                                    6,640           207,500
Bowne & Co., Inc.                                       7,404            81,814
Central Parking Corp.                                   9,675           176,084
Chemed Corp.                                            4,415           153,421
Consolidated Graphics, Inc.*                            3,930            49,125
CPI Corp.                                               3,900            77,025
F.Y.I. Inc.*                                            4,620           154,481
Hooper Holmes, Inc.                                    14,540           124,898

Insurance Auto Auctions, Inc.*                          3,440            42,140
Kroll-O'Gara Co.*                                       4,960            26,660
Maximus, Inc.*                                          5,540           164,039
Memberworks, Inc.*                                      4,270           100,345
Midas Inc                                               5,350            70,085
Orthodontic Centers Of America, Inc.*                  11,500           235,750
Parexel International Corp.*                            5,380            66,914
Pharmaceutical Product Development Corp.*               6,150           259,068
Pre-Paid Legal Services, Inc.*                          5,880            60,917
Profit Recovery Group International, Inc.*             12,995            81,219
Startek, Inc.*                                          4,890            69,242
Volt Information Sciences, Inc.*                        4,590            82,574
                                                                   ------------
                                                                      2,363,962
                                                                   ------------

COMPONETS (%)
Actel Corp.*                                            6,060           123,851
Alliance Semiconductor Corp.*                          10,300           119,737
Alpha Industries                                       10,340           162,855
AstroPower, Inc.*                                       2,700            81,000
AXT, Inc.*                                              4,570            68,550
C-Cube Microsystems, Inc.*                             12,410           152,797
ESS Technology*                                        14,510            83,433
General Semiconductor, Inc.                            10,660           100,950
Kopin Corp.*                                           19,000           109,250
Pericom Semiconductor Corp.*                            5,870            75,576
Pioneer Standard Electronics                            6,440            78,890
Standard Microsystems Corp.*                            4,420            66,576
Supertex, Inc.*                                         1,910            24,114
Three-Five Systems, Inc.*                               5,500            67,100
                                                                   ------------
                                                                      1,314,679
                                                                   ------------

COMPUTER HARDWARE (2.07%)
Avant! Corp.*                                           9,730           167,843
Brooktrout, Inc.*                                       4,680            28,958
Hutchinson Technology, Inc.*                            6,630            99,036
InterVoice-Brite, Inc.*                                 8,950            72,719
Kronos, Inc.*                                           3,440           108,145
Mercury Computer Systems, Inc.*                         4,930           189,189
Micros Systems, Inc.*                                   5,660           114,615
NYFIX, Inc.*                                            5,950           136,478
Radiant Systems, Inc.*                                  6,920            95,583
Radisys Corp.*                                          4,780            81,260
Rainbow Technologies, Inc.*                             6,200            31,000
Read-Rite Corp.*                                       31,340           259,808
SCM Microsystems, Inc.*                                 4,010            61,904
SONICblue, Inc*                                        25,730           122,218
Systems & Computer Technology Corp.*                    7,470            68,631
                                                                   ------------
                                                                      1,637,387
                                                                   ------------

COMPUTER SERVICES & SOFTWARE (5.04%)
American Management Systems, Inc.*                     11,368           208,177
Aspen Technology, Inc*                                  6,760           161,395
Avid Technology, Inc.*                                  6,410            85,734
Barra, Inc.*                                            5,000           270,000

CACI International, Inc*                                3,320            89,640
Captaris, Inc*                                          5,400            15,188
Carreker Corp.*                                         4,210            79,990
Cerner Corp.*                                           8,490           290,783
Ciber, Inc.*                                           15,900            77,592
Concord Communications, Inc.*                           4,320            35,370
Dendrite International, Inc.*                           9,835           137,690
Eloyalty Corp.*                                        18,465            45,008
Factset Research Systems, Inc.                          7,980           240,996
Fair, Isaac & Company, Inc.                             3,269           191,269
Filenet Corp.*                                          8,842           138,709
Global Payments, Inc.*                                 11,330           209,605
Great Plains Software, Inc.*                            5,130           314,533
HNC Software, Inc.*                                     8,120           142,608
Hyperion Solutions Corp.*                               8,876           143,126
Inter-Tel, Inc.                                         8,480            86,390
Midway Games, Inc.*                                     7,820            57,086
MRO Software, Inc.*                                     6,230            50,229
National Data Corp.                                     8,576           200,250
Phoenix Technologies Ltd.*                              6,230            86,441
Pinnacle Systems, Inc.*                                14,490           122,259
Progress Software Corp.*                                8,246           119,567
Remedy Corp.*                                           7,920           152,460
SPSS, Inc.*                                             2,880            48,780
THQ, Inc.*                                              5,090           193,420
                                                                   ------------
                                                                      3,994,295
                                                                   ------------

CONSTRUCTION & MINING EQUIPMENT (0.26%)
Astec Industries, Inc.*                                 5,470            71,452
JLG Industries, Inc.                                   10,240           133,120
                                                                   ------------
                                                                        204,572
                                                                   ------------

CONSUMER PRODUCTS (1.75%)
Fossil, Inc.*                                           8,200           142,475
Harland (John H.) Co.                                   6,930           129,591
Libbey, Inc.                                            4,860           145,120
National Presto Industries, Inc.                        4,570           136,872
New England Business Services, Inc.                     4,810            88,985
Russ Berrie & Co., Inc.                                 6,958           175,481
Scotts Co. (The)*                                       7,489           284,956
Standard Register Co.                                   6,360           103,668
Toro Co.                                                3,929           180,734
                                                                   ------------
                                                                      1,387,882
                                                                   ------------

DISTRIBUTION WHOLESALE (0.94%)
Bell Microproducts, Inc.*                               3,900            44,119
Brightpoint, Inc.*                                     11,540            27,769
Hughes Supply, Inc.                                     6,525            95,396
Owens & Minor, Inc.                                     7,724           127,678
SCP Pool Corp.*                                         4,785           155,513
United Stationers, Inc.                                 9,050           219,463
Watsco, Inc.                                            6,695            77,528
                                                                   ------------
                                                                        747,466
                                                                   ------------

ELECTRICAL EQUIPMENT (2.29%)
Advanced Energy Industries*                             7,390           190,754
APW Ltd.*                                               9,584            82,231
Artesyn Technologies, Inc*                              9,890           106,936
Bel Fuse, Inc.                                          2,310            53,852
Belden, Inc.                                            6,850           137,343
C&D Technologies, Inc.                                  6,560           181,056
CTS Corp.                                               6,400           132,800
Intermagnetics General Corp.*                           3,584            86,912
Magnetek, Inc.*                                         2,110            19,897
Methode Electronics, Inc.                               8,840           158,568
Rogers Corp.*                                           2,910           103,334
SLI, Inc.                                               8,540            71,309
Technitrol, Inc.                                        8,340           207,583
Valence Technology, Inc.*                              13,550            61,822
Vicor Corp.*                                           10,809           221,585
                                                                   ------------
                                                                      1,815,982
                                                                   ------------

ELECTRONICS & ELECTRICAL EQUIPMENT (2.47%)
Analogic Corp.                                          3,170           142,452
Benchmark Electronics, Inc.*                            5,000            97,500
Brady Corp.                                             5,600           188,720
Checkpoint Systems, Inc.                                5,510            52,070
Coherent, Inc.*                                         6,570           233,235
Cymer, Inc.*                                            7,090           153,357
Dionex Corp.*                                           5,408           170,014
Electro Scientific Industries, Inc.*                    6,130           172,023
Innovex, Inc.*                                          3,350            16,541
Keithley Instruments, Inc.                              3,340            54,108
Kent Electronics Corp.*                                 7,293           131,274
Meade Instruments Corp.*                                5,360            22,110
Park Electrochemical Corp.                              4,624           104,502
Paxar Corp.*                                            7,719            96,488
Photon Dynamics, Inc.*                                  3,050            64,431
Trimble Navigation Ltd.*                                6,370           120,632
Watts Industries, Inc.                                  6,130           102,371
X-Rite, Inc.                                            3,470            34,041
                                                                   ------------
                                                                      1,955,869
                                                                   ------------

ENTERTAINMENT & LEISURE (1.10%)
Arctic Cat, Inc.                                        4,630            63,373
Bally Total Fitness Holding*                            5,580           164,331
Department 56*                                          6,960            61,944
Jakks Pacific, Inc.*                                    7,580            80,538
Polaris Industries, Inc.                                6,030           272,556
Prime Hospitality Corp.*                               11,580           125,064
Thor Industries, Inc.                                   4,750           103,313
                                                                   ------------
                                                                        871,119
                                                                   ------------

ENVIRONMENTAL CONTROL (0.41%)
Ionics, Inc.*                                           5,395           140,270
Tetra Tech, Inc*                                        9,067           183,607
                                                                   ------------
                                                                        323,877
                                                                   ------------

FINANCIAL SERVICES (1.83%)
Eaton Vance Corp.                                      16,832           522,634
Jefferies Group, Inc.                                   6,690           193,007
Morgan Keegan, Inc.                                     7,590           205,310
Raymond James Financial Corp.                          11,771           327,234
Southwest Securities Group, Inc.                        4,570            85,368
Tucker Anthony Sutro Corp.                              6,030           114,269
                                                                   ------------
                                                                      1,447,822
                                                                   ------------

FOOD & BEVERAGES (3.15%)
American Italian Pasta Co.*                             5,820           186,240
Corn Products International, Inc.                      10,510           269,687
Earthgrains Co.                                        11,284           239,785
Fleming Cos., Inc.                                     10,120           257,554
Great Atlantic & Pacific Tea Co.*                      15,990           146,309
Hain Celestial Group, Inc.*                             7,740           224,460
J & J Snack Foods Corp.*                                3,120            52,455
Michael Foods, Inc.                                     5,790           172,976
Morrison Management Specialist, Inc.                    4,320           172,325
Nash Finch Co.                                          3,430            59,596
Performance Food Group Co.*                             4,480           235,200
Ralcorp Holdings, Inc.-New*                             7,390           132,281
United Natural Foods, Inc.*                             4,440            62,426
Whole Foods Market, Inc.*                               6,709           282,617
                                                                   ------------
                                                                      2,493,911
                                                                   ------------

FOREST PRODUCTS & PAPER (0.39%)
Buckeye Technologies, Inc.*                             8,120            93,380
Caraustar Industries, Inc                               8,055            64,691
Deltic Timber Corp.                                     4,240            85,860
Pope & Talbot, Inc.                                     5,165            64,046
                                                                   ------------
                                                                        307,977
                                                                   ------------

GAS - DISTRIBUTION (2.38%)
Atmos Energy Corp.                                      7,536           179,357
Cascade Natural Gas Corp.                               3,040            61,864
Energen Corp.                                           6,800           240,040
Laclede Gas Co.                                         4,830           112,538
New Jersey Resources Corp.                              3,926           161,554
Northwest Natural Gas Co.                               7,162           171,887
NUI Corp.                                               4,560           123,120
Piedmont Natural Gas Co.                                7,709           273,670
Southern Union Co.                                     11,730           246,330
Southwest Gas Corp.                                     7,799           162,609
UGI Corp.                                               6,140           150,368
                                                                   ------------
                                                                      1,883,337
                                                                   ------------

HEALTH CARE (2.59%)
Coventry Health Care, Inc.*                            12,945           214,402
Impath, Inc.*                                           3,990           185,036
MID Atlantic Medical Services, Inc.*                   11,600           235,480

Pediatrix Medical Group, Inc.*                          3,990            88,578
Province Healthcare Co.*                                7,610           231,628
Renal Care Group, Inc.*                                11,900           319,158
Universal Health Services, Inc.                         7,284           643,176
US Oncology, Inc.*                                     16,970           137,881
                                                                   ------------
                                                                      2,055,339
                                                                   ------------

HOME FURNISHINGS (1.64%)
Applica, Inc.*                                          4,930            30,566
Bassett Furniture Industries, Inc.                      4,568            58,242
Ethan Allen Interiors, Inc.                             9,616           324,828
G&K Services, Inc.                                      6,207           123,752
Harman International Industries, Inc.                   9,090           232,613
La-Z-Boy, Inc.                                         14,203           252,812
Salton, Inc*                                            4,440            67,488
Springs Industries, Inc.                                4,850           207,580
                                                                   ------------
                                                                      1,297,881
                                                                   ------------

HUMAN RESOURCES (0.83%)
Administaff, Inc.*                                      6,940           125,961
CDI Corp.*                                              6,359            82,667
Hall Kinion & Associates, Inc.*                         3,780            21,853
Heidrick & Struggles, Inc.*                             5,080           147,003
Labor Ready, Inc.*                                      8,390            26,429
On Assignment, Inc.*                                    6,140           128,173
Spherion Corp.*                                        18,346           127,321
                                                                   ------------
                                                                        659,407
                                                                   ------------

INSURANCE (2.78%)
Blanch (EW) Holdings, Inc.                              7,510            59,705
Delphi Financial Group                                  5,262           155,755
Fidelity National Financial, Inc.                      16,538           442,722
First American Corp.                                   14,438           375,388
Fremont General Corp.                                  12,552            48,702
Hilb, Rogal & Hamilton Co.                              4,100           143,500
Landamerica Financial Group, Inc.                       2,690            95,710
Mutual Risk Management Ltd.                            11,866            86,029
Radian Group, Inc.                                      1,766           119,647
RLI Corp.                                               3,050           124,562
Scpie Holdings, Inc.                                    3,510            71,253
Selective Insurance Group, Inc.                         6,628           153,998
Trenwick Group, Inc.                                    9,997           197,241
Zenith National Insurance Corp.                         5,498           129,753
                                                                   ------------
                                                                      2,203,965
                                                                   ------------

INTERNET (0.96%)
PC-Tel, Inc.*                                           7,250            54,375
Pegasus Solutions, Inc.*                                8,110            72,230
QRS Corp.*                                              6,150            52,275
RSA Security, Inc.*                                    14,385           355,130
Verity, Inc.*                                           8,260           187,399
Zixit Corp.                                             5,210            36,633
                                                                   ------------
                                                                        758,042
                                                                   ------------

MACHINERY, DIVERSIFIED (1.41%)
Brooks Automation, Inc.*                                3,220           127,995
Cognex Corp.*                                          10,407           257,573
Gerber Scientific, Inc.                                 6,901            46,030
Graco, Inc.                                             8,190           229,320
Lindsay Manufacturing Co.                               3,619            66,952
Thomas Industries, Inc.                                 4,660            96,462
Zebra Technologies Corp.*                               7,716           294,173
                                                                   ------------
                                                                      1,118,505
                                                                   ------------

MACHINERY, GENERAL INDUSTRIAL (0.87%)
Applied Industrial Technologies, Inc.                   4,120            80,752
Gardner Denver, Inc.*                                   5,700            93,480
Idex Corp.                                              8,410           243,722
Manitowoc Co.                                           6,887           170,798
Robbins & Myers, Inc.                                   4,010           102,656
                                                                   ------------
                                                                        691,408
                                                                   ------------

MEDIA (0.20%)
4 Kids Entertainment, Inc.*                             3,230            36,402
Information Holdings, Inc.*                             5,690           121,766
                                                                   ------------
                                                                        158,168
                                                                   ------------

MEDICAL PRODUCTS (4.54%)
Arthrocare Corp.*                                       6,190            86,660
Conmed Corp.*                                           5,910           113,398
Cooper Cos., Inc.                                       3,960           187,506
Datascope Corp.                                         4,930           178,404
Diagnostic Products Corp.                               3,750           195,563
Idexx Laboratories, Inc.*                               9,259           203,119
Invacare Corp.                                          7,956           314,421
Mentor Corp.                                            6,083           136,868
Patterson Dental Co.*                                  15,994           491,816
PolyMedica Corp.*                                       3,570            81,218
Resmed, Inc.*                                           7,490           302,596
Respironics, Inc.*                                      7,180           218,990
Spacelabs Medical, Inc.*                                3,060            34,425
Sybron Dental Specialties, Inc*                         9,010           189,210
Techne Corp.*                                          10,640           277,970
Varian Medical Systems, Inc.                            7,640           464,512
Vital Signs, Inc.                                       3,733           119,923
                                                                   ------------
                                                                      3,596,599
                                                                   ------------

METALS (2.06%)
Amcast Industrial Corp.                                 3,730            34,503
Castle (A.M.) & Co.                                     3,507            31,528
Cleveland-Cliffs, Inc.                                  6,290           113,220
Commercial Metals Co.                                   5,415           135,917
Lawson Products                                         4,270           105,683
Material Sciences Corp.*                                2,930            23,587
Mueller Industries, Inc.*                               9,012           270,720

Quanex Corp.                                            4,558            81,816
Reliance Steel & Aluminum Co.                           5,515           129,327
Shaw Group, Inc. (The)*                                 9,630           449,817
Steel Dynamics, Inc.*                                   9,310           103,574
Valmont Industries, Inc.                                6,150           104,166
Wolverine Tube, Inc*                                    3,825            48,386
                                                                   ------------
                                                                      1,632,244
                                                                   ------------

MINING (0.54%)
Brush Engineered Materials, Inc.                        4,780            89,147
Commonwealth Industries, Inc.                           4,320            18,900
RTI International Metals, Inc.*                         4,530            60,929
Stillwater Mining Co.*                                  9,577           259,058
                                                                   ------------
                                                                        428,034
                                                                   ------------

MISCELLANEOUS MANUFACTURING (2.97%)
Aptargroup, Inc.                                        9,338           284,529
Baldor Electric Co.                                     9,200           193,660
Barnes Group, Inc.                                      5,560           105,640
Chesapeake Corp.                                        5,600           129,640
Clarcor, Inc.                                           6,660           153,846
Cuno, Inc.*                                             4,640           134,560
Interface, Inc.                                         9,608            66,055
Milacron, Inc.                                          8,200           148,502
Myers Industries, Inc.                                  5,033            67,946
Regal Beloit                                            5,808            96,703
Roper Industries, Inc.                                  7,966           285,183
Scott Technologies, Inc.*                               4,880           107,970
Smith (A.O.) Corp.                                      6,952           135,772
SPS Technologies, Inc.*                                 3,708           167,082
Standex International Corp.                             5,110           117,275
Tredegar Corp.                                          9,164           161,286
                                                                   ------------
                                                                      2,355,649
                                                                   ------------

OIL & GAS (2.50%)
Atwood Oceanics, Inc.*                                  4,090           167,363
CAL Dive International, Inc.*                           8,480           215,180
Dril-Quip, Inc.*                                        5,180           124,320
Eagle Geophysical, Inc.*                                  315                 2
Input/Output, Inc.*                                    10,304            96,342
Lone Star Technologies*                                 5,130           219,307
Oceaneering International, Inc.*                        5,206           111,928
Pride International, Inc.*                             16,355           388,595
Seacor Smit, Inc*                                       3,960           178,992
Seitel, Inc.*                                           4,890            90,954
Tetra Technologies, Inc.*                               2,640            53,460
Veritas DGC, Inc.*                                      6,990           223,331
Wd-40 Co.                                               5,530           110,600
                                                                   ------------
                                                                      1,980,374
                                                                   ------------

OIL EXPLORATION & PRODUCTION (4.99%)
Barrett Resources Corp.*                                7,579           455,119
Brown (Tom), Inc.*                                      9,450           311,850

Cabot Oil & Gas Corp.                                   7,731           208,737
Cross Timbers Oil Co.                                  16,685           412,954
HS Resources, Inc.*                                     4,450           200,250
KEY Production Co., Inc.*                               2,550            52,913
Louis Dreyfus Natural Gas Corp.*                        9,830           363,710
Newfield Exploration Co.*                               9,732           339,647
Nuevo Energy Co.*                                       6,410           113,585
Patina Oil & Gas Corp.                                  4,510           120,417
Plains Resources, Inc.*                                 5,290           111,090
Pogo Producing Co.                                     10,446           308,261
Remington Oil & Gas Corp.*                              2,530            34,946
St. Mary Land & Exploration Co.                         5,240           121,830
Stone Energy Corp.*                                     5,960           293,649
Swift Energy Co.*                                       5,940           190,318
Vintage Petroleum, Inc.                                15,256           310,460
                                                                   ------------
                                                                      3,949,736
                                                                   ------------

PHARMACEUTICALS (3.62%)
Accredo Health, Inc.*                                   5,990           195,798
AdvancePCS*                                             7,300           396,138
Alliance Pharmaceutical Corp.*                         11,000            35,750
Alpharma, Inc.                                         10,088           330,281
Cephalon, Inc.*                                        10,000           480,625
Cygnus, Inc.*                                           9,470            70,741
Elan Corp. Plc                                          7,790            11,198
Medicis Pharmaceutical Corp.*                           8,060           361,249
MGI Pharma, Inc.*                                       4,030            44,078
NBTY, Inc.*                                            14,163           120,386
Noven Pharmaceuticals, Inc.*                            5,470           154,869
Priority Healthcare Corp.*                             11,428           431,407
Syncor International Corp.-Delaware*                    6,360           205,110
Theragenics Corp.*                                      5,310            33,931
                                                                   ------------
                                                                      2,871,561
                                                                   ------------

RESTAURANTS - RETAIL (1.99%)
CEC Entertainment, Inc.*                                8,182           362,872
Cheesecake Factory, Inc.*                               8,758           322,385
Ihop Corp.*                                             7,110           142,200
Landry's Seafood Restaurant, Inc.                       7,000            79,450
Luby's, Inc.                                            6,810            51,756
P.F. Chang's China Bistro, Inc.*                        2,740            95,900
Panera Bread Co.*                                       4,490           120,108
Ruby Tuesday, Inc.                                     20,500           402,005
                                                                   ------------
                                                                      1,576,676
                                                                   ------------

RETAIL (5.44%)
99 Cents Only Stores*                                  13,395           309,558
Anntaylor Stores Corp.*                                 7,690           204,170
Brown Shoe Co., Inc.                                    4,799            90,461
Burlington Coat Factory Warehouses                     11,030           217,291
Casey's General Stores, Inc.                           10,762           128,471
Cato Corp.                                              6,110            92,031
Chico's FAS, Inc.*                                      4,940           162,094
Cost Plus, Inc. California*                             5,820           134,224

Dress Barn, Inc.*                                       5,596           131,156
Factory 2-U Stores, Inc.*                               3,500            95,594
Footstar, Inc.*                                         4,800           192,720
Genesco, Inc.*                                          4,520           123,847
Insight Enterprises, Inc.*                             10,995           232,269
Jo-Ann Stores, Inc.*                                    4,745            20,878
Linens 'N Things, Inc.*                                10,700           294,250
Men's Wearhouse, Inc.*                                 10,485           226,266
Michaels Stores, Inc.*                                  8,450           252,972
Pacific Sunwear Of California, Inc.*                    8,565           235,538
Pier 1 Imports, Inc.                                   21,884           284,492
Regis Corp.                                            10,075           147,347
School Specialty, Inc.*                                 4,890           105,441
ShopKo Stores, Inc.                                    11,614            92,912
Stein Mart, Inc.*                                      10,140           110,906
Ultimate Electronics, Inc.*                             2,860            71,500
Wet Seal, Inc.*                                         4,040           103,525
Zale Corp.*                                             8,720           252,880
                                                                   ------------
                                                                      4,312,793
                                                                   ------------

SEMICONDUCTOR EQUIPMENT (2.20%)
Axcelis Technologies, Inc*                             20,180           233,331
Cohu, Inc.                                              5,500            85,594
Dupont Photomasks, Inc.*                                4,050           177,710
Electroglas, Inc.*                                      5,740            94,710
Helix Technology Corp.                                  5,140           120,710
Kulicke & Soffa Industries*                            12,640           171,430
Photronics, Inc.*                                       6,950           171,578
Silicon Valley Group, Inc.*                             8,370           230,175
SpeedFam-IPEC, Inc.*                                   11,900            76,979
Ultratech Stepper, Inc.*                                5,300           130,513
Varian Semiconductor Equipment*                         7,860           251,029
                                                                   ------------
                                                                      1,743,759
                                                                   ------------

TELECOMMUNICATIONS (1.74%)
Aeroflex, Inc*                                         12,955           133,598
Anixter International, Inc.*                            9,726           234,397
Aspect Communications Corp.*                           14,164            62,632
Auspex Systems, Inc.*                                   6,860            28,298
Aware, Inc.*                                            6,300            60,638
Black Box Corp.*                                        4,530           201,868
Boston Communications Group*                            3,610            26,624
Cable Design Technologies Corp.*                       11,060           148,204
C-COR.net Corp.*                                        9,340            62,461
Davox Corp.*                                            4,340            49,368
General Communication*                                  7,790            70,110
Harmonic, Inc.*                                        17,590            98,944
International Fibercom, Inc.*                           8,420            32,628
Network Equipment Technologies, Inc.*                   4,520            19,210
Pac-West Telecomm, Inc.*                               13,230            46,305
Symmetricom, Inc.*                                      5,415            65,656
Visual Networks, Inc.*                                 10,830            38,582
                                                                   ------------
                                                                      1,379,523
                                                                   ------------

TRANSPORTATION (2.01%)
Arkansas Best Corp.*                                    5,120            80,640
Arnold Industries, Inc.                                 1,690            32,215
Forward Air Corp.*                                      5,440           177,820
Fritz Companies, Inc.*                                  8,073            88,298
Heartland Express, Inc.*                                5,640           142,410
Kirby Corp.*                                            5,937           118,740
Landstar System, Inc.*                                  1,625           110,094
MS Carriers, Inc.*                                      3,310           101,369
Offshore Logistics, Inc.                                5,320           132,003
Roadway Express, Inc.                                   5,020           110,439
Usfreightways Corp.                                     6,782           213,633
Werner Enterprises, Inc.                               10,388           177,895
Yellow Corp.*                                           6,086           104,223
                                                                   ------------
                                                                      1,589,779
                                                                   ------------

UTILITIES (2.48%)
American States Water Co.                               3,550           117,541
Avista Corp.                                           11,340           199,811
Bangor Hydro-Electric Co.                               2,710            71,083
CH Energy Group, Inc.                                   4,590           203,107
Massey Energy Co.                                      14,060           336,315
Northwestern Corp.                                      6,650           162,925
Philadelphia Suburban Corp.                            10,775           253,859
RGS Energy Group, Inc.                                  8,210           303,770
UIL Holdings Corp.                                      3,801           180,548
Unisource Energy Corp.                                  6,100           128,100
                                                                   ------------
                                                                      1,957,059
                                                                   ------------

WIRELESS EQUIPMENT (0.67%)
Adaptive Broadband Corp.*                              13,840            16,435
Allen Telecom, Inc.*                                    7,310            94,299
Audiovox Corp.*                                         9,570            73,271
DMC Stratex Networks, Inc.*                            18,640           154,712
P-Com, Inc.*                                           21,190            27,151
Proxim, Inc.*                                           6,360            63,997
Viasat, Inc.*                                           6,910           104,513
                                                                   ------------
                                                                        534,378
                                                                   ------------

TOTAL COMMON STOCK (Cost $81,840,093)                                78,912,454

                                                    Principal
                                                    ---------
REPURCHASE AGREEMENTS (0.18%)
Fifth Third Bank, 4.63%, dated 03/30/01,
due 04/02/00, repurchase price $140,152
(collateralized by FNMA Pool #E59899,
6.50%, due 08/01/09, market value
$142,944) (Cost $140,134)                             140,134           140,134
                                                                   ------------

     TOTAL INVESTMENTS (COST $81,980,226) (99.78%)                   79,052,588
     OTHER ASSETS & LIABILITIES, NET (0.22%)                            173,615
                                                                   ------------
     NET ASSETS (100%)                                             $ 79,226,203
                                                                   ============

* Non-income producing investment
ADR--American Depository Receipt

Cost for federal income tax at March 31, 2001 was $81,980,227
And net unrealized depreciation consisted of:
   Gross unrealized appreciation                                   $ 13,604,598
   Gross unrealized depreciation                                    (16,532,236)
                                                                   ------------
  Net unrealized depreciation                                      $ (2,927,638)
                                                                   ============

                        See notes to financial statements

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS - March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCK (99.44%)

AUSTRALIA (2.21%)
 BHP Ltd.                                              20,800      $    199,063
 Brambles Industries Ltd.                              15,470           331,306
 Commonwealth Bank of Australia                        13,700           191,318
 National Australia Bank                               16,000           223,437
 Ridley Corp., Ltd.                                   429,900           140,641
 Rio Tinto Ltd.                                        12,290           194,732
 Telstra Corporation Ltd.                              80,300           251,722
                                                                   ------------
                                                                      1,532,219
                                                                   ------------

BELGIUM (0.69%)
 Fortis (B)                                             6,220           163,583
 KBC Bancassurance Holding                              3,970           155,368
 UCB SA                                                 5,030           163,368
                                                                   ------------
                                                                        482,319
                                                                   ------------

DENMARK (0.99%)
 D/S 1912                                                  25           211,559
 Dampskibsselkabet Svendborg                               11           124,982
 Danske Bank A/S                                        8,400           133,220
 Novo-Nordisk A/S                                       1,080           219,855
                                                                   ------------
                                                                        689,616
                                                                   ------------

FINLAND (2.04%)
 Kesko OYJ                                             12,720           129,089
 Nokia OYJ                                             46,160         1,110,337
 Sonera OYJ                                             9,420            68,285
 UPM-Kymmene OYJ                                        3,860           109,194
                                                                   ------------
                                                                      1,416,905
                                                                   ------------

FRANCE (11.95%)
 Accor SA                                               4,210           158,359
 Air Liquide                                            1,390           195,868
 Alcatel SA                                            11,480           347,587
 Aventis SA                                             7,480           581,234
 Axa                                                    3,500           389,542
 BNP Paribas                                            4,610           388,378
 Bouygues                                               3,900           131,011
 Cap Gemini SA                                          1,660           190,771
 Carrefour Supermarche                                  6,680           364,943
 Cie de Saint-Gobain                                    1,430           206,688
 Dassault Systemes SA                                   2,250            97,463
 Eridania Beghin-Say                                    1,470           128,521
 Etablissements Economiques du
    Casino Guichard Perrachon                           1,430           124,961
 France Telecom                                        10,540           618,219
 Groupe Danone                                          1,710           217,378
 Lafarge SA                                             1,760           155,587
 Lafarge SA Rights Issue*                               1,760             4,120
 Lagardere S.C.A                                        1,930            97,848
 L'OREAL                                                6,510           442,556
 Pinault-Printemps-Redoute                              1,590           274,089
 PSA Peugeot Citroen                                      730           185,210
 Sanofi-Synthelabo SA                                   7,430           415,113
 Schneider Electric SA                                  2,340           136,528

 Societe Generale                                       4,240           262,376
 Sodexho Alliance SA                                    3,760           185,972
 STMicroelectronics N.V                                 9,130           318,807
 Suez Lyonnaise des Eaux                                2,670           394,174
 Thales/ex Thomson-CSF                                  2,420           101,939
 TotalFinaElf SA                                        6,700           909,167
 Union du Credit-Bail Immobilier                          910           144,078
 Zodiac SA                                                590           128,306
                                                                   ------------
                                                                      8,296,794
                                                                   ------------

GERMANY (9.00%)
 Allianz AG                                             2,380           695,359
 BASF AG                                                6,830           270,495
 Bayer AG                                               7,480           316,736
 Bayerische Hypo-und Vereinsbank AG                     5,130           278,903
 Beiersdorf AG                                          1,510           159,516
 DaimlerChrysler AG                                     9,700           429,606
 Deutsche Bank AG                                       6,320           483,274
 Deutsche Telekom                                      28,080           662,779
 Dresdner Bank AG                                       5,340           241,697
 E.ON AG                                                7,300           348,479
 Epcos AG                                               1,200            68,847
 Fresenius Medical Care AG                              1,430            96,770
 Metro AG                                               3,650           155,525
 Muenchener Rueckversicherungs AG                       1,720           515,453
 RWE AG                                                 5,860           210,840
 SAP AG                                                 3,140           361,133
 Schering AG                                            3,220           156,844
 Siemens AG                                             6,140           635,060
 Volkswagen AG                                          5,970           168,883
                                                                   ------------
                                                                      6,256,201
                                                                   ------------

HONG KONG (1.90%)
 Cathay Pacific Airways                                51,000            74,221
 Cheung Kong (Holdings)                                20,000           209,642
 Hang Seng Bank                                        16,200           187,985
 Hutchison Whampoa                                     32,000           334,402
 Pacific Century CyberWorks Ltd.*                     159,000            62,691
 Sun Hung Kai Properties Ltd.                          31,000           296,128
 Swire Pacific Ltd.                                    25,500           157,924
                                                                   ------------
                                                                      1,322,993
                                                                   ------------

IRELAND (0.47%)
 Allied Irish Banks Plc                                12,800           129,901
 Elan Corp Plc*                                         3,670           197,905
                                                                   ------------
                                                                        327,806
                                                                   ------------

ITALY (4.44%)
 Assicurazioni Generali                                11,940           377,875
 Autostrade Concessioni e
    Costruzioni Autostrade SpA                         17,110           105,274
 Banca Intesa SpA                                      55,650           213,509
 E.Biscom SpA*                                            950            76,423
 Enel SpA                                              78,160           255,651
 ENI-Ente Nazionale Idrocarburi SpA                    81,550           533,478
 Fiat SpA                                               7,580           161,155
 Mediaset SpA                                          14,680           135,873
 Pirelli SpA                                           56,970           188,356
 San Paolo-IMI SpA                                     16,940           228,972
 Telecom Italia SpA                                    13,570           136,756
 Telecom Italia SpA                                    49,400           267,263

 TIM SpA                                               25,200           170,198
 Unicredito Italiano SpA                               54,600           236,510
                                                                   ------------
                                                                      3,087,291
                                                                   ------------

JAPAN (24.39%)
 Acom Co. Ltd.                                          1,700           137,421
 Advantest Corp.                                        1,100           109,372
 Ajinomoto Co., Inc.                                   12,000           125,156
 Asahi Bank Ltd.*                                      32,000            80,948
 Asahi Glass Co Ltd.                                   15,000           105,334
 Asahi Kasei Corp.                                     20,000            86,821
 Bank of Tokyo-Mitsubishi Ltd.                         42,000           376,043
 Bridgestone Corp.                                     11,000           111,654
 Canon Inc.                                            10,000           363,083
 Casio Computer Co., Ltd.                              11,000            71,013
 Central Japan Railway Co.                                 46           283,381
 Dai Nippon Printing Co., Ltd.                         11,000           131,668
 Daiichi Pharmaceutical Co., Ltd.                       5,000           115,309
 Daiwa House Industry Co., Ltd.                        14,000            90,603
 Daiwa Securities Group Inc.                           13,000           123,137
 Denso Corp.                                           10,000           191,516
 East Japan Railway Co.                                    51           273,892
 Eisai Co., Ltd.                                        4,000            99,589
 Fanuc                                                  3,100           174,894
 Fuji Photo Film Co., Ltd.                              7,000           259,186
 Fujitsu Ltd.                                          20,000           266,527
 Furukawa Electric Co., Ltd.                            7,000            72,617
 Hirose Electric                                        1,000            91,768
 Hitachi Ltd.                                          32,000           273,996
 Honda Motor Co., Ltd.                                 10,000           408,568
 House Foods Corp.                                     10,000           109,484
 Hoya Corp.                                             1,600           104,185
 Ito-Yokado Co., Ltd.                                   4,000           194,070
 Japan Air Lines Co., Ltd.                             25,000            94,561
 Jusco Co., Ltd.                                        4,000            82,352
 Kansai Electric Power Co.                             12,600           183,597
 Kao Corp.                                              8,000           201,731
 Komatsu Ltd.                                          19,000            87,332
 Konami Corp.                                           1,800            84,890
 Konica Corp.                                          12,000            73,734
 Kubota Corp.                                          31,000            99,692
 Kyocera Corp.                                          1,900           172,692
 Matsushita Electric Industrial Co., Ltd.              19,000           343,413
 Mitsubishi Chemical Corp.                             32,000            86,821
 Mitsubishi Corp.                                      17,000           113,003
 Mitsubishi Electric Corp.                             23,000           130,311
 Mitsubishi Estate Co., Ltd.                           15,000           138,849
 Mitsubishi Heavy Industries Ltd.*                     42,000           154,506
 Mitsubishi Trust & Banking                            14,000            83,677
 Mitsui & Co., Ltd.                                    20,000           106,611
 Mitsui Fudosan Co., Ltd.                              10,000            96,317
 Mizuho Holding Inc.                                       60           337,548
 Mizuno Corp.                                          48,000           126,784
 Murata Manufacturing Co., Ltd.                         2,400           199,369
 NEC Corp.                                             16,000           255,100
 Nintendo Co., Ltd.                                     1,700           278,234
 Nippon Express Co., Ltd.                              18,000            75,984
 Nippon Mitsubishi Oil Corp.                           19,000            94,761
 Nippon Paper Industries Co., Ltd.                     14,000            72,337
 Nippon Steel Corp.                                    78,000           129,465
 Nippon Telegraph & Telephone Corp.                       121           772,450
 Nippon Yusen Kabushiki Kaisha                         24,000            93,843
 Nissan Motor Co., Ltd.                                38,000           239,555

 Nissin Food Products Co., Ltd.                         4,600           103,515
 Nomura Securities Co., Ltd.                           18,000           323,184
 Omron Corp.                                            4,000            67,510
 Orix Corp.                                             1,500           125,922
 Osaka Gas Co., Ltd.                                   38,000            98,854
 Pioneer Corp.                                          3,000            75,170
 Promise Co., Ltd.                                      1,500           112,516
 Rohm Co., Ltd.                                         1,200           201,092
 Sankyo Co., Ltd.                                       7,000           137,134
 Sanyo Electric Co., Ltd.                              20,000           121,932
 Secom                                                  3,500           198,299
 Sekisui House Ltd.                                    15,000           120,775
 Sharp Corp.                                           13,000           165,566
 Shin-Etsu Chemical Co., Ltd.                           5,000           171,567
 Shionogi & Co., Ltd.                                   6,000            92,407
 SMC Corp.                                              1,000           117,304
 Softbank Corp.                                         3,700           138,770
 Sony Corp.                                             9,300           660,492
 Sumitomo Chemical Co., Ltd.                           22,000           106,563
 Sumitomo Corp.                                        13,000            82,057
 Sumitomo Electric Industries Ltd.                     10,000           115,309
 Sumitomo Mitsui Banking Corp.                         52,400           468,322
 Taisho Pharmaceutical Co., Ltd.                        6,000           128,077
 Takeda Chemical Industries Ltd.                        9,000           434,503
 Takefuji Corp.                                         4,100           311,470
 Tokai Bank Ltd.*                                      24,000            82,161
 Tokio Marine & Fire Insurance                         15,000           149,981
 Tokyo Electric Power Co.                              13,300           296,108
 Tokyo Electron Ltd.                                    2,400           158,576
 Toshiba Corp.                                         33,000           192,761
 Toyota Motor Corp.                                    36,200         1,256,587
 Yamanouchi Pharmaceutical Co., Ltd.                    4,000           137,892
 Yamato Transport Co., Ltd.                             8,000           160,874
                                                                   ------------
                                                                     16,953,999
                                                                   ------------

NETHERLANDS (5.86%)
 ABN Amro Holding NV                                   12,500           229,071
 Aegon NV                                              11,920           351,530
 Akzo Nobel NV                                          3,400           141,146
 ASM Lithography Holding NV*                            4,580           102,030
 Elsevier                                               9,940           128,819
 ING Groep NV                                           8,930           584,176
 Koninklijke Ahold NV                                   8,120           252,530
 Koninklijke Philips Electronics NV                    12,550           345,036
 OCE NV                                                 6,300            82,426
 Royal Dutch Petroleum Co.                             18,970         1,056,330
 Royal KPN NV                                          12,520           122,411
 TNT Post Group NV                                      6,230           130,526
 Unilever NV                                            5,740           304,963
 VAN Melle NV                                           2,470           119,329
 Wolters Kluwer NV                                      4,860           122,402
                                                                   ------------
                                                                      4,072,725
                                                                   ------------

NORWAY (0.60%)
 Bergesen DY A/S                                        8,870           139,251
 Norsk Hydro ASA                                        3,980           163,415
 Orkla ASA                                              6,630           116,823
                                                                   ------------
                                                                        419,489
                                                                   ------------

PORTUGAL (0.57%)
 Banco Comercial Portugues                             31,550           143,916
 Portugal Telecom SGPS SA                              29,120           249,703
                                                                   ------------
                                                                        393,619
                                                                   ------------

SINGAPORE (0.70%)
 DBS Group Holdings Ltd.                               13,000           117,370
 Oversea-Chinese Banking Corp.                         18,000           116,650
 Singapore Airlines Ltd.                               19,000           143,126
 United Overseas Bank                                  16,000           112,552
                                                                   ------------
                                                                        489,698
                                                                   ------------

SPAIN (3.83%)
 Banco Bilbao Vizcaya Argentaria SA                    30,300           413,838
 Banco Santander Central Hispano SA                    43,590           398,830
 Endesa SA                                             14,220           235,324
 Gas Natural SDG SA                                     6,980           111,068
 Grupo Dragados SA                                     14,510           180,734
 Iberdrola SA                                          14,250           202,564
 Repsol YPF SA                                         15,150           268,795
 Telefonica SA*                                        46,214           743,542
 Union Electrica Fenosa SA                              5,670           103,957
 Zeltia SA                                                580             6,153
                                                                   ------------
                                                                      2,664,805
                                                                   ------------

SWEDEN (1.74%)
 Atlas Copco AB                                         5,210            88,103
 Hennes & Mauritz AB                                   11,910           168,509
 Sandvik AB                                             6,340           116,121
 Skandia Forsakrings AB                                10,400            93,225
 Skanska AB                                             3,470           124,756
 Svenska Handelsbanken                                  8,700           125,200
 Telefonaktiebolaget LM Ericsson                       71,240           390,059
 Telia AB                                              18,330           102,138
                                                                   ------------
                                                                      1,208,111
                                                                   ------------

SWITZERLAND (7.73%)
 ABB Ltd. (NEW)                                         3,260           237,984
 Adecco SA                                                324           170,447
 Bobst AG                                                  65            97,199
 Credit Suisse Group                                    2,790           493,827
 Ems-Chemie Holding AG*                                    62           253,245
 Forbo Holding AG                                         375           169,902
 Hilti AG                                                 190           150,811
 Holderbank Financiere Glarus AG                          590           174,334
 Kuoni Reisen Holding                                     290           126,014
 Lindt & Spruengli AG                                      24           132,236
 Novartis                                                 674         1,057,860
 Roche Holding Genuss AG                                   70           506,952
 Roche Holding AG                                          28           220,301
 Schindler Holding AG                                      75           112,326
 SIG Holding AG                                           160            85,562
 Sulzer AG                                                150            97,074
 Swatch Group AG                                          830           180,811
 Swiss Re                                                  65           131,431
 Swisscom AG                                            1,210           273,407
 UBS AG                                                 3,870           559,424
 Zurich Financial Services AG                             425           140,353

                                                                   ------------
                                                                      5,371,499
                                                                   ------------

UNITED KINGDOM (20.33%)
 3I Group Plc                                           6,550           103,828
 Abbey National Plc                                    14,010           223,475
 Amvescap Plc                                           8,830           127,918
 ARM Holdings Plc*                                     10,460            48,887
 AstraZeneca Plc                                       16,780           797,253
 BAA Plc                                               14,760           130,414
 Barclays Plc                                          18,080           562,912
 BG Group Plc                                          38,390           149,816
 BOC Group Plc                                          9,090           123,543
 Boots Co Plc                                          14,460           129,305
 BP Amoco Plc                                         197,650         1,626,946
 British SKY Broadcasting Plc*                         18,280           214,661
 British Telecommunications Plc                        60,590           434,570
 Carlton Communications Plc                            14,230            79,809
 Centrica Plc                                          43,540           147,166
 CGNU Plc                                              19,260           265,188
 CMG Plc                                                7,230            61,620
 Dixons Group Plc                                      26,680           105,256
 EMI Group Plc                                         13,740            88,048
 GKN Plc                                               11,470           116,999
 GlaxoSmithKline Plc*                                  57,351         1,497,779
 Granada Plc                                           26,660            65,191
 Great Universal Stores Plc                            14,160            99,748
 Halifax Group Plc                                     22,490           227,969
 Hays Plc                                              25,250           101,948
 HSBC Holdings Plc                                     79,980           956,826
 Imperial Chemical Industries Plc                      13,510            82,685
 Invensys Plc                                          46,050            87,890
 Kingfisher Plc                                        18,720           121,158
 Lattice Group Plc                                     42,950            83,042
 Legal & General Group PLC                             50,680           116,541
 Lloyds TSB Group Plc                                  47,710           469,368
 Logica Plc                                             5,760            80,168
 Marconi Plc                                           26,120           125,698
 Marks & Spencer Plc                                   44,230           167,576
 Misys Plc                                              8,330            58,620
 National Grid Group Plc                               17,620           135,018
 Pearson Plc                                            9,970           174,624
 Prudential Plc                                        17,370           185,208
 Railtrack Group Plc                                    6,860            66,659
 Reed International Plc                                14,510           135,013
 Rentokil Initial Plc                                  35,470            95,054
 Reuters Group Plc                                     13,840           167,442
 Rio Tinto Plc                                         12,030           208,310
 Royal Bank of Scotland Group Plc                      25,170           566,808
 Sainsbury (J) Plc                                     23,050           126,162
 Scottish Power Plc                                    22,070           147,154
 Smiths Group Plc                                      12,280           133,729
 Tesco Plc                                             66,840           237,798
 Unilever Plc                                          31,750           227,946
 Vodafone Group Plc                                   547,290         1,509,444
 WPP Group Plc                                         12,320           130,486
                                                                   ------------
                                                                     14,126,678
                                                                   ------------

 TOTAL COMMON STOCK (Cost $80,590,666)                               69,112,767
                                                                   ------------

REPURCHASE AGREEMENTS
Fifth Third Bank, 4.63%, dated 03/30/01,
due 04/02/01, repurchase price $220,168
(collateralized by GNMA Pool #8127, 7.375%,
due 05/20/16, market value $224,582)
(Cost $219,513)                                       220,168           220,168
                                                                   ------------

     TOTAL INVESTMENTS (COST $80,810,834) (99.76%)                   69,332,935
     OTHER ASSETS AND LIABILITIES, NET (0.24%)                          168,785
                                                                   ------------
     NET ASSETS (100%)                                             $ 69,501,720
                                                                   ============

* Non-income producing investment

Cost for federal income tax at March 31, 2001 was
$ and net unrealized depreciation consisted of:
   Gross unrealized appreciation                                   $    879,806
   Gross unrealized depreciation                                    (12,357,705)
                                                                   ------------
  Net unrealized appreciation                                      $(11,477,899)
                                                                   ============

                        See notes to financial statements

THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                                                           MARCH 31, 2001
-------------------------------------------------------------------------------------------------------------------------
                                                                          MONEY MARKET    SHORT-TERM BOND        BOND
                                                                              FUND             FUND              FUND
                                                                         ------------------------------------------------
ASSETS:
     Investments, at value (identified cost $18,187,342,
          $25,936,816, $85,549,346, $194,941,577, $81,980,227,
          and $80,810,834 respectively) (Note 2)                         $  18,187,342    $  26,568,460     $  87,023,160
     Deposits with brokers                                                          --               --                --
     Receivables:
         Investments sold                                                           --               --                --
         Fund shares sold                                                          225               --                --
         Dividends and interest                                                    472          443,150         1,261,064
     Prepaid expenses                                                           15,706           15,612            33,860
                                                                         -------------    -------------     -------------
                Total assets                                                18,203,745       27,027,222        88,318,084
                                                                         -------------    -------------     -------------

LIABILITIES:
    Payables:
         Investments purchased                                           $          --    $          --     $     357,062
         Distributions payable                                                   2,489               --                --
         12b-1 fees                                                                 12                7             2,324
         Fund shares redeemed                                                    1,700               --            18,884
         Due to Advisor                                                          2,562            5,137            16,814
         Accrued expenses                                                       13,499            5,717            15,161
                                                                         -------------    -------------     -------------
                Total liabilities                                               20,262           10,861           410,245
                                                                         -------------    -------------     -------------

NET ASSETS                                                               $  18,183,483    $  27,016,361     $  87,907,839
                                                                         =============    =============     =============

NET ASSETS CONSIST OF:
    Paid-in Capital                                                      $  18,183,483    $  26,621,433     $  86,979,367
    Undistributed (distribution in excess of) net investment income                 --           36,546           120,281
    Undistributed realized gain (loss) on investments                               --         (273,262)         (665,623)
    Net unrealized appreciation (depreciation) on:
          Investments                                                               --          631,644         1,473,814
          Translation of assets and liabilities in foreign currencies               --               --                --
                                                                         -------------    -------------     -------------


Net Assets                                                               $  18,183,483    $  27,016,361     $  87,907,839
                                                                         =============    =============     =============

CLASS A SHARES (NOTE 1):
    Net assets for 141,308, 1,724, 493,024, 551,425, 138,588, and
         119,189 shares outstanding, respectively                        $     141,308    $      43,594     $  12,118,665
    Net asset value, offering and redemption price per Class A Share     $        1.00    $       25.28     $       24.58

CLASS C SHARES (NOTE 1):
    Net assets for 18,042,175, 1,065114, 3,074,224, 5,597,478,
         2,657,600, and 3,173,785 shares outstanding, respectively       $  18,042,175    $  26,972,767     $  75,789,174
    Net asset value, offering and redemption price per Class C share     $        1.00    $       25.32     $       24.65

-------------------------------------------------------------------------------------------------------------------------
                                                                           LARGE CAP         SMALL CAP      INTERNATIONAL
                                                                          EQUITY FUND       EQUITY FUND          FUND
                                                                         ------------------------------------------------
ASSETS:
     Investments, at value (identified cost $18,187,342,
          $25,936,816, $85,549,346, $194,941,577, $81,980,227,
          and $80,810,834 respectively) (Note 2)                         $ 165,547,378     $  79,052,588     $  69,332,935
     Deposits with brokers                                                          --                --            15,637
     Receivables:
         Investments sold                                                           --           126,607                --
         Fund shares sold                                                           --                50
         Dividends and interest                                                137,058            48,146           207,445
     Prepaid expenses                                                           48,720            26,725            23,727
                                                                         -------------     -------------     -------------
                Total assets                                               165,733,156        79,254,066        69,579,794
                                                                         -------------     -------------     -------------

LIABILITIES:
    Payables:
         Investments purchased                                           $          --     $          --     $      63,322
         Distributions payable                                                      --                --                --
         12b-1 fees                                                              2,868               759               496
         Fund shares redeemed                                                      564               294                30
         Due to Advisor                                                         32,184            15,444            13,732
         Accrued expenses                                                       19,990            11,366               494
                                                                         -------------     -------------     -------------
                Total liabilities                                               55,606            27,863            78,074
                                                                         -------------     -------------     -------------

NET ASSETS                                                               $ 165,677,550     $  79,226,203     $  69,501,720
                                                                         =============     =============     =============

NET ASSETS CONSIST OF:
    Paid-in Capital                                                      $ 195,038,016     $  74,498,700     $  86,521,552
    Undistributed (distribution in excess of) net investment income              9,203            10,374            49,547
    Undistributed realized gain (loss) on investments                           24,530         7,644,767        (5,589,061)
    Net unrealized appreciation (depreciation) on:
          Investments                                                      (29,394,199)       (2,927,638)      (11,477,899)
          Translation of assets and liabilities in foreign currencies               --                --            (2,419)
                                                                         -------------     -------------     -------------


Net Assets                                                               $ 165,677,550     $  79,226,203     $  69,501,720
                                                                         =============     =============     =============

CLASS A SHARES (NOTE 1):
    Net assets for 141,308, 1,724, 493,024, 551,425, 138,588, and
         119,189 shares outstanding, respectively                        $  14,820,013     $   3,915,720     $   2,511,809
    Net asset value, offering and redemption price per Class A Share     $       26.88     $       28.25     $       21.07

CLASS C SHARES (NOTE 1):
    Net assets for 18,042,175, 1,065114, 3,074,224, 5,597,478,
         2,657,600, and 3,173,785 shares outstanding, respectively       $ 150,857,537     $  75,310,483     $  66,989,911
    Net asset value, offering and redemption price per Class C share     $       26.95     $       28.34     $       21.11

                        See notes to financial statements

THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUE FUND
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                                             MONEY MARKET  SHORT-TERM BOND        BOND
                                                                 FUND            FUND             FUND
                                                             ---------------------------------------------
INVESTMENT INCOME:
    Interest                                                 $    558,352    $    836,743     $  2,554,601
    Dividends(net of foreign taxes withheld
        of $43,283 for the International Fund)                         --              --               --
    Other income                                                       --              --               --
                                                             ------------    ------------     ------------
               Total Investment Income                            558,352         836,743        2,554,601
                                                             ------------    ------------     ------------

EXPENSES:
    Investment advisory fees (Note 4)                               9,105          19,880           62,550
    Administration fee (Note 4)                                     5,239           7,666           24,253
    Accounting fee                                                 12,645          12,715           12,715
    Custodian fees                                                  1,059           1,316            3,889
    Transfer agency fees                                            3,397           3,440            5,984
    Distribution fees - Class A (Note 5)                               38              48           11,611
    Trustee expense                                                 1,725             548            1,706
    Audit fees                                                        891           1,349            3,655
    Legal fees                                                      2,232           1,795            2,843
    Consulting fees                                                 1,438           2,136            6,600
    Pricing fees                                                       --           1,394            6,561
    Registration fees                                               7,490           7,018            9,704
    Reports to shareholders                                           308             466            1,261
    Other                                                           5,592           4,530           11,492
                                                             ------------    ------------     ------------
               Total expenses                                      51,159          64,301          164,824
                                                             ------------    ------------     ------------

    Net investment income                                         507,193         772,442        2,389,777
                                                             ------------    ------------     ------------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
    Net realized gain (loss) on:
        Investments                                                    --         (42,411)             384
        Foreign currency transactions                                  --              --               --
    Net unrealized appreciation (depreciation)
     during the period on:
        Investments                                                    --         672,944        3,673,335
        Translation of assets and liabilities
          in foreign currencies                                        --              --               --
                                                             ------------    ------------     ------------
    Net gain (loss) on investments and currency                        --         630,533        3,673,719
                                                             ------------    ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                  $    507,193    $  1,402,975     $  6,063,496
                                                             ============    ============     ============

-----------------------------------------------------------------------------------------------------------
                                                               LARGE CAP        SMALL CAP     INTERNATIONAL
                                                              EQUITY FUND      EQUITY FUND         FUND
                                                             ----------------------------------------------
INVESTMENT INCOME:
    Interest                                                 $  1,091,350     $     11,629     $    658,151
    Dividends(net of foreign taxes withheld
        of $43,283 for the International Fund)                     18,010          345,048          298,681
    Other income                                                       --               --               --
                                                             ------------     ------------     ------------
               Total Investment Income                          1,109,360          356,677          956,832
                                                             ------------     ------------     ------------

EXPENSES:
    Investment advisory fees (Note 4)                             138,422           64,449           58,304
    Administration fee (Note 4)                                    53,234           24,886           22,447
    Accounting fee                                                 12,811           12,715           12,715
    Custodian fees                                                 17,144           15,257           21,871
    Transfer agency fees                                            9,874            6,881            5,043
    Distribution fees - Class A (Note 5)                           16,473            4,083            2,791
    Trustee expense                                                 3,849            3,229            1,131
    Audit fees                                                      9,386            4,262            3,499
    Legal fees                                                      6,605            8,849            2,244
    Consulting fees                                                14,347            6,674            6,047
    Pricing fees                                                    7,983            5,385            5,744
    Registration fees                                              11,497            8,834            7,553
    Reports to shareholders                                         3,238            1,471              996
    Other                                                          22,291           15,116            7,225
                                                             ------------     ------------     ------------
               Total expenses                                     327,154          182,091          157,610
                                                             ------------     ------------     ------------

    Net investment income                                         782,206          174,586          799,222
                                                             ------------     ------------     ------------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
    Net realized gain (loss) on:
        Investments                                             1,026,341        8,955,505       (5,515,526)
        Foreign currency transactions                                  --               --          (17,588)
    Net unrealized appreciation (depreciation)
     during the period on:
        Investments                                           (38,644,342)     (14,531,384)      (9,887,935)
        Translation of assets and liabilities
          in foreign currencies                                        --               --              768
                                                             ------------     ------------     ------------
    Net gain (loss) on investments and currency               (37,618,001)      (5,575,879)     (15,420,281)
                                                             ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                  $(36,835,795)    $ (5,401,293)    $(14,621,059)
                                                             ============     ============     ============

                        See notes to financial statements

THE CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD ENDED MARCH 31, 2001 (UNAUDITED)
------------------------------------------------------------------------------------------------------
                                                   MONEY MARKET      SHORT-TERM BOND          BOND
                                                       FUND                FUND               FUND
                                                  ----------------------------------------------------
FOR THE PERIOD ENDED MARCH 31, 2001
INCREASE IN NET ASSETS
Operations:
   Net investment income                          $      507,193     $      772,442     $    2,389,777
   Net realized gain (loss) on:
      Investments                                             --            (42,411)               384
      Foreign currency transacions                            --                 --                 --
   Net unrealized appreciation (depreciation)
     during the period on:
      Investments                                             --            672,944          3,673,335
      Translation of assets and liabilities in
        foreign currencies                                    --                 --                 --
                                                  --------------     --------------     --------------
Net increase (decrease) in net assets
  resulting from operations                              507,193          1,402,975          6,063,496
                                                  --------------     --------------     --------------

Distributions to shareholders from:
   Net investment income
      Class A                                             (1,981)            (1,136)          (277,087)
      Class C                                           (505,212)          (776,532)        (2,089,656)
   Net realized gain
      Class A                                                 --                 --                 --
      Class C                                                 --                 --                 --
                                                  --------------     --------------     --------------
Total Distributions                                     (507,193)          (777,668)        (2,366,743)
                                                  --------------     --------------     --------------

Increase (decrease) in net assets from
  Fund share transactions (Note 6)                    (1,655,988)        (2,548,737)         5,634,591
                                                  --------------     --------------     --------------

Increase (decrease) in net assets                     (1,655,988)        (1,923,430)         9,331,344

NET ASSETS:
     Beginning of period                              19,839,471         28,939,791         78,576,495
                                                  --------------     --------------     --------------
     End of period                                $   18,183,483     $   27,016,361     $   87,907,839
                                                  ==============     ==============     ==============

FOR THE YEAR ENDED SEPTEMBER 30, 2000
INCREASE IN NET ASSETS
Operations:
   Net investment income                          $    1,121,491     $    1,478,652     $    4,031,708
   Net realized gain (loss) on:
      Investments                                             --           (192,748)          (531,539)
      Foreign currency transacions                            --                 --                 --
   Net unrealized appreciation (depreciation)
     during the period on:
      Investments                                             --            211,860          1,626,881
      Translation of assets and liabilities
        in foreign currencies                                 --                 --                 --
                                                  --------------     --------------     --------------
Net increase (decrease) in net assets
  resulting from operations                            1,121,491          1,497,764          5,127,050
                                                  --------------     --------------     --------------

Distributions to shareholders from:
   Net investment income
      Class A                                             (1,165)              (774)          (162,134)
      Class C                                         (1,120,326)        (1,460,726)        (3,835,110)
   Net realized gain
      Class A                                                 --                 --                 --
      Class C                                                 --                 --               (249)
                                                  --------------     --------------     --------------
Total Distributions                                   (1,121,491)        (1,461,500)        (3,997,493)
                                                  --------------     --------------     --------------

Increase in net assets from Fund
  share transactions (Note 6)                         (3,344,992)         2,975,691         17,103,245
                                                  --------------     --------------     --------------

Increase (decrease) in net assets                     (3,344,992)         3,011,955         18,232,802

NET ASSETS:
   Beginning of period                                23,184,463         25,927,836         60,343,693
                                                  --------------     --------------     --------------
   End of period                                  $   19,839,471     $   28,939,791     $   78,576,495
                                                  ==============     ==============     ==============

------------------------------------------------------------------------------------------------------
                                                     LARGE CAP          SMALL CAP        INTERNATIONAL
                                                    EQUITY FUND        EQUITY FUND           FUND
                                                  ----------------------------------------------------
FOR THE PERIOD ENDED MARCH 31, 2001
INCREASE IN NET ASSETS
Operations:
   Net investment income                          $      782,206     $      174,586     $      799,222
   Net realized gain (loss) on:
      Investments                                      1,026,341          8,955,505         (5,515,526)
      Foreign currency transacions                            --                 --            (17,588)
   Net unrealized appreciation (depreciation)
     during the period on:
      Investments                                    (38,644,342)       (14,531,384)        (9,887,935)
      Translation of assets and liabilities in
        foreign currencies                                    --                 --                768
                                                  --------------     --------------     --------------
Net increase (decrease) in net assets
  resulting from operations                          (36,835,795)        (5,401,293)       (14,621,059)
                                                  --------------     --------------     --------------

Distributions to shareholders from:
   Net investment income
      Class A                                            (46,696)            (3,845)           (24,703)
      Class C                                           (735,944)          (160,367)          (772,275)
   Net realized gain
      Class A                                           (534,383)          (397,395)           (21,111)
      Class C                                         (7,150,846)       (10,795,494)          (731,761)
                                                  --------------     --------------     --------------
Total Distributions                                   (8,467,869)       (11,357,101)        (1,549,850)
                                                  --------------     --------------     --------------

Increase (decrease) in net assets from
  Fund share transactions (Note 6)                    12,555,550          5,195,467         11,802,159
                                                  --------------     --------------     --------------

Increase (decrease) in net assets                    (32,748,114)       (11,562,927)        (4,368,750)

NET ASSETS:
     Beginning of period                             198,425,664         90,789,130         73,870,470
                                                  --------------     --------------     --------------
     End of period                                $  165,677,550     $   79,226,203     $   69,501,720
                                                  ==============     ==============     ==============

FOR THE YEAR ENDED SEPTEMBER 30, 2000
INCREASE IN NET ASSETS
Operations:
   Net investment income                          $    1,310,082     $      265,462     $    2,134,409
   Net realized gain (loss) on:
      Investments                                      6,749,842         10,836,022             70,225
      Foreign currency transacions                            --                 --            (39,062)
   Net unrealized appreciation (depreciation)
     during the period on:
      Investments                                      9,497,975          5,625,757         (3,516,520)
      Translation of assets and liabilities
        in foreign currencies                                 --                 --            (13,237)
                                                  --------------     --------------     --------------
Net increase (decrease) in net assets
  resulting from operations                           17,557,899         16,727,241         (1,364,185)
                                                  --------------     --------------     --------------

Distributions to shareholders from:
   Net investment income
      Class A                                            (27,913)            (1,305)           (38,459)
      Class C                                         (1,298,174)          (266,279)        (2,069,701)
   Net realized gain
      Class A                                             (6,284)            (1,392)            (2,594)
      Class C                                         (3,639,024)        (3,485,889)        (4,700,568)
                                                  --------------     --------------     --------------
Total Distributions                                   (4,971,395)        (3,754,865)        (6,811,322)
                                                  --------------     --------------     --------------

Increase in net assets from Fund
  share transactions (Note 6)                         53,357,287         10,244,483         40,197,759
                                                  --------------     --------------     --------------

Increase (decrease) in net assets                     65,943,791         23,216,859         32,022,252

NET ASSETS:
   Beginning of period                               132,481,873         67,572,271         41,848,218
                                                  --------------     --------------     --------------
   End of period                                  $  198,425,664     $   90,789,130     $   73,870,470
                                                  ==============     ==============     ==============

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                        MONEY MARKET FUND
                                                          ---------------------------------------------
                                                                            CLASS A
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      1.00      $      1.00      $      1.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.03             0.05             0.05
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions              --               --               --
                                                          -----------      -----------      -----------
               Total from investment operations                  0.03             0.05             0.05
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.03)           (0.05)           (0.05)
     From net realized capital gain                                --               --               --
                                                          -----------      -----------      -----------
               Total distributions                              (0.03)           (0.05)           (0.05)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $      1.00      $      1.00      $      1.00
                                                          ===========      ===========      ===========

TOTAL RETURN                                                     2.76%            5.52%            4.80%

Ratios of expenses to average net assets:
     before fee waivers                                          0.66% 1          0.63%            0.52%
     after fee waivers                                           0.66% 1          0.59%            0.36%
Ratios of net investment income to average net assets:
     before fee waivers                                          5.45% 1          5.35%            4.50%
     after fee waivers                                           5.45% 1          5.39%            4.66%

Portfolio turnover rate                                           N/A              N/A              N/A
Net assets, end of period                                 $   141,308      $    34,379      $    14,356

                                                          ---------------------------------------------
                                                                             CLASS C
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      1.00      $      1.00      $      1.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.03             0.06             0.05
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions              --               --               --
                                                          -----------      -----------      -----------
               Total from investment operations                  0.03             0.06             0.05
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.03)           (0.06)           (0.05)
     From net realized capital gain                                --               --               --
                                                          -----------      -----------      -----------
               Total distributions                              (0.03)           (0.06)           (0.05)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $      1.00      $      1.00      $      1.00
                                                          ===========      ===========      ===========

TOTAL RETURN                                                     2.81%            5.64%            4.90%

Ratios of expenses to average net assets:
     before fee waivers                                          0.56% 1          0.53%            0.42%
     after fee waivers                                           0.56% 1          0.49%            0.26%
Ratios of net investment income to average net assets:
     before fee waivers                                          5.55% 1          5.45%            4.60%
     after fee waivers                                           5.55% 1          5.49%            4.76%

Portfolio turnover rate                                           N/A              N/A              N/A
Net assets, end of period                                 $18,042,175      $19,805,092      $23,170,107


                                                          ---------------------------------------------
                                                                       SHORT-TERM BOND FUND
                                                          ---------------------------------------------
                                                                            CLASS A
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $     24.70      $     24.68      $     25.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.70             1.35             0.68
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            0.61            (0.05)           (0.23)
                                                          -----------      -----------      -----------
               Total from investment operations                  1.31             1.30             0.45
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.73)           (1.28)           (0.77)
     From net realized capital gain                                --               --               --
                                                          -----------      -----------      -----------
               Total distributions                              (0.73)           (1.28)           (0.77)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $     25.28      $     24.70      $     24.68
                                                          ===========      ===========      ===========

TOTAL RETURN                                                     5.34%            5.42%            1.84%

Ratios of expenses to average net assets:
     before fee waivers                                          0.73% 1          0.72%            0.79% 1
     after fee waivers                                           0.73% 1          0.72%            0.61% 1
Ratios of net investment income to average net assets:
     before fee waivers                                          5.58% 1          5.25%            4.34% 1
     after fee waivers                                           5.58% 1          5.25%            4.52% 1

Portfolio turnover rate                                         23.18%           55.28%           47.85%
Net assets, end of period                                 $    43,594      $    26,583      $       727


                                                          ---------------------------------------------
                                                                             CLASS C
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $     24.74      $     24.72      $     25.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.73             1.35             0.80
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            0.61               --            (0.30)
                                                          -----------      -----------      -----------
               Total from investment operations                  1.34             1.35             0.50
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.76)           (1.33)           (0.78)
     From net realized capital gain                                --               --               --
                                                          -----------      -----------      -----------
               Total distributions                              (0.76)           (1.33)           (0.78)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $     25.32      $     24.74      $     24.72
                                                          ===========      ===========      ===========

TOTAL RETURN                                                     5.46%            5.63%            2.05%

Ratios of expenses to average net assets:
     before fee waivers                                          0.48% 1          0.47%            0.54%
     after fee waivers                                           0.48% 1          0.47%            0.36%
Ratios of net investment income to average net assets:
     before fee waivers                                          5.83% 1          5.50%            4.59%
     after fee waivers                                           5.83% 1          5.50%            4.77%

Portfolio turnover rate                                         23.18%           55.28%           47.85%
Net assets, end of period                                 $26,972,767      $28,913,208      $25,927,109


1 Annualized

                       See notes to financial statements.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS - CONTINUED

-------------------------------------------------------------------------------------------------------
                                                                           BOND FUND
                                                          ---------------------------------------------
                                                                            CLASS A
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $     23.51      $     23.36      $     25.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.67             1.27             1.06
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            1.06             0.11            (1.57)
                                                          -----------      -----------      -----------
               Total from investment operations                  1.73             1.38            (0.51)
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.66)           (1.23)           (1.13)
     From net realized capital gain                                --               --               --
                                                          -----------      -----------      -----------
               Total distributions                              (0.66)           (1.23)           (1.13)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $     24.58      $     23.51      $     23.36
                                                          ===========      ===========      ===========

TOTAL RETURN                                                     7.37%            6.08%           (2.04)%

Ratios of expenses to average net assets:
     before fee waivers                                          0.62% 1          0.66%            0.62%
     after fee waivers                                           0.62% 1          0.66%            0.62%
Ratios of net investment income to average net assets:
     before fee waivers                                          5.51% 1          5.31%            4.69%
     after fee waivers                                           5.51% 1          5.31%            4.69%

Portfolio turnover rate                                          0.30%           25.64%           17.09%
Net assets, end of period                                 $12,118,665      $ 6,521,024      $     8,466


                                                          ---------------------------------------------
                                                                             CLASS C
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $     23.57      $     23.40      $     25.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.70             1.30             1.16
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            1.06             0.14            (1.62)
                                                          -----------      -----------      -----------
               Total from investment operations                  1.76             1.44            (0.46)
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.68)           (1.27)           (1.14)
     From net realized capital gain                                --               --               --
                                                          -----------      -----------      -----------
               Total distributions                              (0.68)           (1.27)           (1.14)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $     24.65      $     23.57      $     23.40
                                                          ===========      ===========      ===========

TOTAL RETURN                                                     7.51%            6.34%           (1.83)

Ratios of expenses to average net assets:
     before fee waivers                                          0.37% 1          0.41%            0.37%
     after fee waivers                                           0.37% 1          0.41%            0.37%
Ratios of net investment income to average net assets:
     before fee waivers                                          5.76% 1          5.56%            4.94%
     after fee waivers                                           5.76% 1          5.56%            4.94%

Portfolio turnover rate                                          0.30%           25.64%           17.09%
Net assets, end of period                                 $75,789,174      $72,055,471      $60,335,227


                                                          ---------------------------------------------
                                                                     LARGE CAP EQUITY FUND
                                                          ---------------------------------------------
                                                                            CLASS A
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $     34.49      $     31.75      $     25.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.09             0.16             0.22
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions           (6.30)            3.68             6.80
                                                          -----------      -----------      -----------
               Total from investment operations                 (6.21)            3.84             7.02
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.10)           (0.22)           (0.27)
     From net realized capital gain                             (1.30)           (0.88)              --
                                                          -----------      -----------      -----------
               Total distributions                              (1.40)           (1.10)           (0.27)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $     26.88      $     34.49      $     31.75
                                                          ===========      ===========      ===========

TOTAL RETURN                                                   (18.43)%          12.07%           28.10%

Ratios of expenses to average net assets:
     before fee waivers                                          0.59% 1          0.63%            0.63%
     after fee waivers                                           0.59% 1          0.63%            0.63%
Ratios of net investment income to average net assets:
     before fee waivers                                          0.62% 1          0.54%            0.74%
     after fee waivers                                           0.62% 1          0.54%            0.74%

Portfolio turnover rate                                          8.52%           36.64%          142.56%
Net assets, end of period                                 $14,820,013      $10,619,367      $    99,888


                                                          ---------------------------------------------
                                                                             CLASS C
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $     34.57      $     31.79      $     25.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.13             0.26             0.30
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions           (6.32)            3.67             6.79
                                                          -----------      -----------      -----------
               Total from investment operations                 (6.19)            3.93             7.09
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.13)           (0.27)           (0.30)
     From net realized capital gain                             (1.30)           (0.88)              --
                                                          -----------      -----------      -----------
               Total distributions                              (1.43)           (1.15)           (0.30)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $     26.95      $     34.57      $     31.79
                                                          ===========      ===========      ===========

TOTAL RETURN                                                   (18.31)%          12.34%           28.35%

Ratios of expenses to average net assets:
     before fee waivers                                          0.38% 1          0.38%            0.38%
     after fee waivers                                           0.38% 1          0.38%            0.38%
Ratios of net investment income to average net assets:
     before fee waivers                                          0.79% 1          0.79%            0.99%
     after fee waivers                                           0.79% 1          0.79%            0.99%

Portfolio turnover rate                                          8.52%           36.64%          142.56%
Net assets, end of period                                 $150,857,537     $187,806,297     $132,381,985

1 Annualized

                       See notes to financial statements.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS - CONTINUED

-------------------------------------------------------------------------------------------------------
                                                                     SMALL CAP EQUITY FUND
                                                          ---------------------------------------------
                                                                            CLASS A
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                           34.52            29.17            25.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.03             0.01             0.14
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions           (2.08)            6.94             4.17
                                                          -----------      -----------      -----------
               Total from investment operations (2.05)           6.95             4.31            (2.00)
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.03)           (0.05)           (0.14)
     From net realized capital gain                             (4.19)           (1.55)              --
                                                          -----------      -----------      -----------
               Total distributions                              (4.22)           (1.60)           (0.14)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $     28.25      $     34.52      $     29.17
                                                          ===========      ===========      ===========

TOTAL RETURN                                                    (6.29)%          24.68%           17.27%

Ratios of expenses to average net assets:
     before fee waivers                                       0.66% 1             0.66%            0.66%
     after fee waivers                                        0.66% 1             0.66%            0.66%
Ratios of net investment income to average net assets:
     before fee waivers                                       0.17% 1             0.09%            0.31%
     after fee waivers                                        0.17% 1             0.09%            0.31%

Portfolio turnover rate                                         32.33%           53.16%           41.02%
Net assets, end of period                                 $ 3,915,720      $ 2,428,801      $    28,060


                                                          ---------------------------------------------
                                                                             CLASS C
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                           34.59            29.21            25.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.07             0.11             0.16
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions           (2.07)            6.93             4.21
                                                          -----------      -----------      -----------
               Total from investment operations (2.05)           7.04             4.37
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.06)           (0.11)           (0.16)
     From net realized capital gain                             (4.19)           (1.55)              --
                                                          -----------      -----------      -----------
               Total distributions                              (4.25)           (1.66)           (0.16)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $     28.34      $     34.59      $     29.21
                                                          ===========      ===========      ===========

TOTAL RETURN                                                    (6.12)%          24.98%           17.49%

Ratios of expenses to average net assets:
     before fee waivers                                       0.41% 1             0.41%            0.41%
     after fee waivers                                        0.41% 1             0.41%            0.41%
Ratios of net investment income to average net assets:
     before fee waivers                                       0.42% 1             0.34%            0.56%
     after fee waivers                                        0.42% 1             0.34%            0.56%

Portfolio turnover rate                                         32.33%           53.16%           41.02%
Net assets, end of period                                 $75,310,483      $88,360,329      $67,544,211


                                                          ---------------------------------------------
                                                                    INTERNATIONAL EQUITY FUND
                                                          ---------------------------------------------
                                                                            CLASS A
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $     26.03      $     30.54      $     25.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.20             1.70             0.84
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions           (4.71)           (1.64)            7.00
                                                          -----------      -----------      -----------
               Total from investment operations                 (4.51)            0.06             7.84
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.22)           (1.14)           (0.92)
     From net realized capital gain                             (0.23)           (3.43)           (1.38)
                                                          -----------      -----------      -----------
               Total distributions                              (0.45)           (4.57)           (2.30)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $     21.07      $     26.03      $     30.54
                                                          ===========      ===========      ===========

TOTAL RETURN                                                   (17.40)%          (1.22)%          31.98%

Ratios of expenses to average net assets:
     before fee waivers                                       0.65% 1             0.71%            0.64%
     after fee waivers                                        0.65% 1             0.71%            0.64%
Ratios of net investment income to average net assets:
     before fee waivers                                       1.81% 1             4.44%            3.12%
     after fee waivers                                        1.81% 1             4.44%            3.12%

Portfolio turnover rate                                         61.51%           48.13%           52.42%
Net assets, end of period                                 $ 2,511,809      $ 1,748,773      $    10,038


                                                          ---------------------------------------------
                                                                             CLASS C
                                                          ---------------------------------------------
                                                        For the Period     For the Year     For the Year
                                                             Ended            Ended            Ended
                                                        March 31, 2001     September 30,    September 30,
                                                          (Unaudited)          2000             1999
                                                          ---------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $     26.06      $     30.55      $     25.00
                                                          -----------      -----------      -----------
INVESTMENT OPERATIONS:
     Net investment income                                       0.25             1.37             0.99
     Net realized and unrealized gain (loss) on
        investments and foreign currency transactions           (4.73)           (1.24)            6.91
                                                          -----------      -----------      -----------
               Total from investment operations                 (4.48)            0.13             7.90
                                                          -----------      -----------      -----------

Distributions:
     From net investment income                                 (0.24)           (1.19)           (0.97)
     From net realized capital gain                             (0.23)           (3.43)           (1.38)
                                                          -----------      -----------      -----------
               Total distributions                              (0.47)           (4.62)           (2.35)
                                                          -----------      -----------      -----------

NET ASSET VALUE - END OF PERIOD                           $     21.11      $     26.06      $     30.55
                                                          ===========      ===========      ===========

TOTAL RETURN                                                   (17.25)%          (0.98)%          32.23%

Ratios of expenses to average net assets:
     before fee waivers                                          0.40% 1          0.46%            0.39%
     after fee waivers                                           0.40% 1          0.46%            0.39%
Ratios of net investment income to average net assets:
     before fee waivers                                          2.06% 1          4.69%            3.37%
     after fee waivers                                           2.06% 1          4.69%            3.37%

Portfolio turnover rate                                         61.51%           48.13%           52.42%
Net assets, end of period                                 $66,989,911      $72,121,697      $41,838,180

1 Annualized

                       See notes to financial statements.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================
MARCH 31, 2001

(1)  ORGANIZATION

     The Capstone Social Ethics and Religious Values Fund (the "TRUST") was organized as a Massachusetts business trust on April 13, 1998 and is registered under the Investment Company Act of 1940 (the "1940 ACT") as a diversified open-end management investment company. The Trust currently consists of six diversified series: the Money Market Fund, the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund (each a "FUND" and collectively the "FUNDS"). Between the date of organization and October 1, 1998, the Funds had no operations other than those relating to organizational matters and the sale of 1 Class A share and 1 Class C share of the Large Cap Equity Fund to Capstone Asset Management Company ("Capstone"), the Trust's adviser and administrator for $50, and the sale of 4,000 Class C shares of the Large Cap Equity Portfolio to another shareholder for $100,000.

     On October 1, 1998 each of the Funds acquired the net assets of separate Portfolios of a tax-exempt business trust which had been managed by Capstone. Each of these Portfolios had been managed following investment objectives similar to those of the Funds and their net assets consisted principally of investment securities. Class C shares of each Fund issued to affect these acquisitions were distributed to each of the Portfolios' beneficiaries in complete liquidation of the business trust.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest of $ 1.00 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)  INVESTMENT OBJECTIVES

     As a matter of fundamental investment policy, each of the Funds will invest in companies that are managed is a socially responsible manner, reflecting certain ethical and religious values. Accordingly, the Funds will not invest in companies whose primary business is the manufacturing, operation or distribution of alcohol, caffeine or tobacco products, meat processing, pornography, or casinos and other gambling concerns.

     The Money Market Fund's objective is to provide current income, stability of capital and liquidity by investing in other money market funds and short-term money market instruments. It seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved.

     The  Short-Term  Bond Fund's  objective  is to provide  current  income and relative capital stability by attempting to match the price and yield performance (before expenses) of a blended short-term index consisting of one-third U.S. Treasury securities, one-third U.S. government securities and one-third investment grade corporate obligations with maximum maturities of three years.

     The Bond Fund's objective is to provide current income by attempting to match the price and yield performance (before expenses) of the Lehman Brothers Government/Corporate Bond Index. The Bond Fund will invest primarily in obligations of the U.S. Government, its agencies, and instrumentalities, and investment grade corporate obligations having a broad range of maturities.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
================================================================================
MARCH 31, 2001

     The Large Cap Equity Fund's objective is to provide capital growth and income by attempting to match the performance (before expenses) of the S & P 500 Index. The Large Cap Equity Fund will invest primarily in the common stocks of large companies whose securities are widely held and have an active trading market.

     The Small Cap Equity Fund's objective is to provide capital appreciation by attempting to match the performance (before expenses) of the S & P SmallCap 600 Index which consists of 600 stocks with smaller capitalization than those included in the S & P 500 Index. The Small Cap Equity Fund will invest primarily in equity securities of the type that are included in the index.

     The International Fund's objective is to provide capital appreciation by attempting to match the performance and yield characteristics of the Morgan Stanley Capital International Europe, Australia, Far East Index, net of withholding taxes. The International Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.

(3)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

     A.   SECURITY VALUATION

          Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the last current bid quotation prior to the time of valuation.

          Securities held by the Money Market Fund and other money market securities held by the other Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value.

          Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

     B.   FOREIGN CURRENCY TRANSLATION

          Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
================================================================================
MARCH 31, 2001

          Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

     C.   FEDERAL INCOME TAXES

          It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

     D.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

          Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     E.   FORWARD EXCHANGE CONTRACTS

          The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

     F.   FUTURES CONTRACTS

          The Funds may invest in financial futures contracts. Upon entering into a futures contract the Fund is required to deposit with its futures broker cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks in excess of the amounts recognized in the statement of assets and liabilities, Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of March 31, 2001 there were no future contracts outstanding.

     G.   REPURCHASE AGREEMENTS

          In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
================================================================================
MARCH 31, 2001

     H.   ORGANIZATION EXPENSES

          Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares.

     I.   USE OF ESTIMATES

          In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(4)  INVESTMENT ADVISER AND ADMINISTRATOR

     Capstone serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fees for the Money Market Fund are calculated at the annual rate of 0.10% of the Money Market Fund's average daily net assets. The advisory fees for all of the other Funds are calculated at the annual rate of 0.15% on the first $500 million of the other Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.10% on the next $250 million of average daily net assets, 0.075% on the next $250 of average daily net assets, and to 0.05% on collective average daily net assets in excess of $1 billion.

     On January 29, 2001, effective February 1, 2001, the Board of Directors approved an increase in the Fund's fees under the Administration Agreement from .05% to .075%. Pursuant to the terms of the amended Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.

(5)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Trust's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
================================================================================
MARCH 31, 2001

     The Class A shares of each Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Class A shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.10% of the average daily net assets of the Class A shares of the Money Market Fund and 0.25% of the average daily net assets of the Class A shares of the other Funds.

     Certain officers of the Trust are also officers of Capstone and the Distributor.

(6)  SHARES OF CAPITAL STOCK

     All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the period from October 1, 2000 to March 31, 2001, were as follows:

                                               CLASS A                           CLASS C

                                       SHARES           DOLLARS          SHARES           DOLLARS
                                    ------------     ------------     ------------     ------------
MONEY MARKET FUND:
      Sold                               205,155     $    205,155        6,606,298     $  6,606,298
      Reinvested                           1,981            1,981          489,599          489,599
      Redeemed                          (100,207)        (100,207)      (8,858,814)      (8,858,814)
                                    ------------     ------------     ------------     ------------
         Net Increase (decrease)         106,929     $    106,929       (1,762,917)    $ (1,762,917)
                                    ============     ============     ============     ============

SHORT-TERM BOND FUND:
      Sold                                   603     $     15,000           43,796     $  1,108,128
      Reinvested                              45            1,130           28,419          713,166
      Redeemed                                --               --         (175,851)      (4,386,161)
                                    ------------     ------------     ------------     ------------
         Net Increase                        648     $     16,130         (103,636)    $ (2,564,867)
                                    ============     ============     ============     ============

BOND FUND:
      Sold                               216,183     $  5,226,952            5,228     $    126,158
      Reinvested                          11,298          277,082           16,624          408,262
      Redeemed                           (11,887)        (287,103)          (4,859)        (116,760)
                                    ------------     ------------     ------------     ------------
         Net Increase                    215,594     $  5,216,931           16,993     $    417,660
                                    ============     ============     ============     ============

LARGE CAP EQUITY FUND:
      Sold                               235,651     $  7,368,597          150,738     $  4,681,914
      Reinvested                          19,424          581,078           49,435        1,482,552
      Redeemed                           (11,574)        (355,681)         (35,994)      (1,202,910)
                                    ------------     ------------     ------------     ------------
         Net Increase                    243,501     $  7,593,994          164,179     $  4,961,556
                                    ============     ============     ============     ============

SMALL CAP EQUITY FUND:
      Sold                                59,303     $  1,884,742          134,674     $  4,503,774
      Reinvested                          13,765          401,240           99,525        2,909,664
      Redeemed                            (4,834)        (147,530)        (130,998)      (4,356,423)
                                    ------------     ------------     ------------     ------------
         Net Increase                     68,234     $  2,138,452          103,201     $  3,057,015
                                    ============     ============     ============     ============

INTERNATIONAL FUND:
      Sold                                62,360     $  1,291,793          399,822     $ 10,385,584
      Reinvested                           3,238           45,815           11,962          225,540
      Redeemed                            (3,735)         (75,883)          (3,090)         (70,690)
                                    ------------     ------------     ------------     ------------
         Net Increase                     61,863     $  1,261,725          408,694     $ 10,540,434
                                    ============     ============     ============     ============

     All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the period from October 1, 1999 to September 30, 2000, were as follows:

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
================================================================================
MARCH 31, 2001

                                               CLASS A                           CLASS C

                                       SHARES           DOLLARS          SHARES           DOLLARS
                                    ------------     ------------     ------------     ------------
MONEY MARKET FUND:
  Sold                                    56,950     $     56,950        9,970,684     $  9,970,684
  Reinvested                               1,155            1,155        1,077,053        1,077,053
  Redeemed                               (38,082)         (38,082)     (14,412,752)     (14,412,752)
                                    ------------     ------------     ------------     ------------
     Net Increase (decrease)              20,023     $     20,023       (3,365,015)    $ (3,365,015)
                                    ============     ============     ============     ============

SHORT-TERM BOND FUND:
  Sold                                     1,016     $     25,000           72,906     $  1,794,706
  Reinvested                                  31              764           54,858        1,346,143
  Redeemed                                    --               --           (7,762)        (190,922)
                                    ------------     ------------     ------------     ------------
     Net Increase                          1,047     $     25,764          120,002     $  2,949,927
                                    ============     ============     ============     ============

BOND FUND:
  Sold                                   273,829     $  6,379,865        1,000,227     $ 23,099,540
  Reinvested                               6,960          162,124           27,587          640,731
  Redeemed                                (3,720)         (87,012)        (549,366)     (13,092,003)
                                    ------------     ------------     ------------     ------------
     Net Increase                        277,069     $  6,454,977          478,448     $ 10,648,268
                                    ============     ============     ============     ============

LARGE CAP EQUITY FUND:
  Sold                                   311,752     $ 10,831,512        1,744,561     $ 59,363,384
  Reinvested                                 978           34,190           20,989          730,756
  Redeemed                                (7,952)        (269,548)        (496,321)     (17,333,007)
                                    ------------     ------------     ------------     ------------
     Net Increase                        304,778     $ 10,596,154        1,269,229     $ 42,761,133
                                    ============     ============     ============     ============

SMALL CAP EQUITY FUND:
  Sold                                    71,844     $  2,389,218          475,612     $ 15,562,071
  Reinvested                                  85            2,694           26,454          794,109
  Redeemed                                (2,537)         (83,075)        (260,031)      (8,420,534)
                                    ------------     ------------     ------------     ------------
     Net Increase                         69,392     $  2,308,837          242,035     $  7,935,646
                                    ============     ============     ============     ============

INTERNATIONAL FUND:
  Sold                                    66,408     $  1,913,764        1,384,544     $ 37,878,929
  Reinvested                               1,518           41,053           15,283          443,548
  Redeemed                                (1,064)         (30,106)          (1,767)         (49,429)
                                    ------------     ------------     ------------     ------------
     Net Increase                         66,862     $  1,924,711        1,398,060     $ 38,273,048
                                    ============     ============     ============     ============

(7)  INVESTMENT TRANSACTIONS

     Purchases  and  sales  of  investment   securities   (excluding  short-term
     securities securities) by the Funds for the period ended March 31, 2001 were as follows:

                                                 PURCHASES         SALES
                                                 ---------         -----

     Short-Term Bond Fund                       $ 7,929,227     $ 5,578,279
     Bond Fund                                    5,725,311         241,100
     Large Cap Equity Fund                       20,805,367      15,771,746
     Small Cap Equity Fund                       27,695,040      33,339,560
     International Fund                          89,872,347      33,782,664

(8)  TAX MATTERS

     Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as return of capital.

     Capital Loss Carryforwards - At September 30, 2000 the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                      EXPIRING         EXPIRING
                                       IN 2007          IN 2008
                                       -------          -------

     Short-Term Bond Fund             $ 38,104         $192,748
     Bond Fund                         134,219          531,539